RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 87.3%
	ASSET MANAGEMENT - 2.8%
346	Blackrock, Inc.	$ 403,391
5,488	Robinhood Markets, Inc., Class A(a)	785,771
		1,189,162
	AUTOMOTIVE - 2.0%
1,903	Tesla, Inc.(a)	846,302

	BANKING - 5.3%
14,685	HSBC Holdings plc - ADR	1,042,342
3,769	JPMorgan Chase & Company	1,188,856
		2,231,198
	BIOTECH & PHARMA - 4.8%
3,675	AbbVie, Inc.	850,910
904	Eli Lilly & Company	689,752
4,106	Novartis A.G. - ADR	526,553
		2,067,215
	CHEMICALS - 0.7%
3,610	Albemarle Corporation	292,699

	DATA CENTER REIT - 0.9%
472	Equinix, Inc.	369,690

	DIVERSIFIED INDUSTRIALS - 2.6%
1,725	General Electric Company	518,915
2,672	Honeywell International, Inc.	562,455
		1,081,370
	E-COMMERCE DISCRETIONARY - 3.7%
7,129	Amazon.com, Inc.(a)	1,565,315

	ELECTRIC UTILITIES - 3.0%
1,260	Constellation Energy Corporation	414,628
6,275	NextEra Energy, Inc.	473,700
1,196	NRG Energy, Inc.	193,692
1,046	Vistra Corporation	204,932
		1,286,952

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 87.3% (Continued)
	ENTERTAINMENT CONTENT - 1.3%
1,400	Electronic Arts, Inc.	$ 282,379
963	Take-Two Interactive Software, Inc.(a)	248,801
		531,180
	INDUSTRIAL REITS - 0.8%
2,980	Prologis, Inc.	341,270

	INFRASTRUCTURE REIT - 0.8%
1,748	American Tower Corporation	336,175

	INSURANCE - 2.0%
1,639	Berkshire Hathaway, Inc., Class B(a)	823,991

	INTERNET MEDIA & SERVICES - 10.7%
7,203	Alphabet, Inc., Class A	1,751,048
2,168	Meta Platforms, Inc., Class A	1,592,136
968	Netflix, Inc.(a)	1,160,555
		4,503,739
	LEISURE FACILITIES & SERVICES - 1.3%
1,870	McDonald's Corporation	568,274

	MACHINERY - 1.1%
984	Caterpillar, Inc.	469,516

	MEDICAL EQUIPMENT & DEVICES - 1.1%
1,031	Intuitive Surgical, Inc.(a)	461,094

	OIL & GAS PRODUCERS - 2.4%
6,885	Exxon Mobil Corporation	776,284
3,637	Williams Companies, Inc. (The)	230,404
		1,006,688
	RETAIL - CONSUMER STAPLES - 3.6%
538	Costco Wholesale Corporation	497,989
9,879	Walmart, Inc.	1,018,130
		1,516,119

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 87.3% (Continued)
	RETAIL - DISCRETIONARY - 1.5%
1,619	Home Depot, Inc. (The)	$ 656,003

	SEMICONDUCTORS - 10.8%
2,581	Advanced Micro Devices, Inc.(a)	417,580
4,177	Broadcom, Inc.	1,378,034
11,288	NVIDIA Corporation	2,106,115
2,383	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	665,548
		4,567,277
	SOFTWARE - 16.8%
2,079	Cadence Design Systems, Inc.(a)	730,270
4,637	Calix, Inc.(a)	284,573
3,892	Microsoft Corporation	2,015,860
1,768	Oracle Corporation	497,232
5,533	Palantir Technologies, Inc., Class A(a)	1,009,330
2,772	Palo Alto Networks, Inc.(a)	564,435
1,203	ServiceNow, Inc.(a)	1,107,096
1,563	Synopsys, Inc.(a)	771,169
2,044	Varonis Systems, Inc.(a)	117,469
		7,097,434
	TECHNOLOGY HARDWARE - 3.1%
3,209	Apple, Inc.	817,107
6,085	Corning, Inc.	499,153
		1,316,260
	TECHNOLOGY SERVICES - 4.1%
671	Booz Allen Hamilton Holding Corporation	67,066
3,119	International Business Machines Corporation	880,058
649	Science Applications International Corporation	64,491
2,090	Visa, Inc., Class A	713,484
		1,725,099

	TOTAL COMMON STOCKS (Cost $28,572,818)	36,850,022

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 3.4%
	EQUITY - 3.4%
12,641	iShares Cybersecurity and Tech ETF					$ 661,504
3,703	iShares U.S. Aerospace & Defense ETF					774,889
						1,436,393

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,133,579)					1,436,393

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
527,029	First American Treasury Obligations Fund, Class X, 4.02% (Cost $527,029)(b)					527,029

Contracts(c)
	FUTURE OPTIONS PURCHASED - 8.3%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 8.3%
10	S&P Emini Future, Maturing October 2025	WED	10/17/2025	$ 100	$ 50,000	3,312,375
95	S&P Emini Future, Maturing October 2025	WED	10/17/2025	6,800	32,300,000	176,938
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,499,250)					3,489,313

	PUT OPTIONS PURCHASED - 0.0%(d)
10	S&P Emini Future, Maturing October 2025	WED	10/17/2025	2,100	1,050,000	25
	TOTAL PUT OPTIONS PURCHASED (Cost - $125)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,499,375)					3,489,338

	TOTAL INVESTMENTS - 100.2% (Cost $33,732,801)					$ 42,302,782
	CALL OPTIONS WRITTEN - (5.5)% (Premiums received - $2,298,250)					(2,314,500)
	PUT OPTIONS WRITTEN - 0.0% (Premiums received - $32,300)					(15,040)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.3%					2,225,147
	NET ASSETS - 100.0%					$ 42,198,389

	WRITTEN FUTURE OPTIONS - (5.5)% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (5.5)%
10	S&P Emini Future, Maturing October 2025	WED	10/17/2025	2,100	1,050,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,298,250)					$ 2,314,500

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Contracts(c) (continued)
	WRITTEN FUTURE OPTIONS - (5.5)% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - 0.0%(e)
10	S&P Emini Future, Maturing October 2025	WED	10/17/2025	$ 100	$ 50,000	$ 25
33	S&P Emini Future, Maturing October 2025	WED	10/17/2025	6,310	10,411,500	15,015
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $32,300)					15,040

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $2,330,550)					2,329,540

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(f)	Value and Unrealized Depreciation
82	CBOE Volatility Index Future			10/23/2025	$ 1,442,216	$ (30,142)
30	CBOE Volatility Index Future			11/20/2025	577,476	(9,179)
75	CBOE Volatility Index Future			12/18/2025	1,485,000	(19,104)
28	CBOE Volatility Index Future			01/22/2026	579,278	(8,908)
	TOTAL FUTURES CONTRACTS					$ (67,333)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(f)	Value and Unrealized Depreciation
31	CME E-Mini Standard & Poor's 500 Index Future			12/22/2025	$ 10,445,063	$ (56,188)
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
WED	- Wedbush Securities

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1%).
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.4%
	U.S. TREASURY BILLS — 66.4%
14,000,000	United States Treasury Bill(a)			3.8500	01/22/26	$ 13,833,455
20,000,000	United States Treasury Bill(a)			3.7100	06/11/26	19,496,966
						33,330,421
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $33,282,470)					33,330,421

Shares
	SHORT-TERM INVESTMENTS — 15.0%
	MONEY MARKET FUNDS - 15.0%
7,540,407	First American Treasury Obligations Fund, Class X, 4.02% (Cost $7,540,407)(b)					7,540,407

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.3%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.3%
1,850	S&P Emini Future, Maturing October 2025	ADM	10/02/2025	$ 5,550	$ 513,375,000	4,625
600	S&P Emini Future, Maturing October 2025	FCS	10/02/2025	5,550	166,500,000	1,500
486	S&P Emini Future, Maturing October 2025	ADM	10/03/2025	5,700	138,510,000	2,430
162	S&P Emini Future, Maturing October 2025	FCS	10/03/2025	5,700	46,170,000	810
525	S&P Emini Future, Maturing October 2025	ADM	10/07/2025	6,000	157,500,000	15,750
175	S&P Emini Future, Maturing October 2025	FCS	10/07/2025	6,000	52,500,000	5,250
1,300	S&P Emini Future, Maturing October 2025	ADM	10/10/2025	6,000	390,000,000	100,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $197,595)					131,115

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $197,595)					131,115

	TOTAL INVESTMENTS - 81.7% (Cost $41,020,472)					$ 41,001,943
	PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $297,260)					(184,240)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.7%					9,370,595
	NET ASSETS - 100.0%					$ 50,188,298

Contracts(c)
	WRITTEN FUTURE OPTIONS - (0.4)%
	PUT OPTIONS WRITTEN – (0.4)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
972	S&P Emini Future, Maturing October 2025	ADM	10/03/2025	$ 5,600	$ 272,160,000	$ 2,430
324	S&P Emini Future, Maturing October 2025	FCS	10/03/2025	5,600	95,580,000	810
1,050	S&P Emini Future, Maturing October 2025	ADM	10/07/2025	5,900	294,000,000	23,625
350	S&P Emini Future, Maturing October 2025 FCS	FCS	10/07/2025	5,900	103,250,000	7,875
2,600	S&P Emini Future, Maturing October 2025	ADM	10/10/2025	5,900	767,000,000	149,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $297,260)					184,240
						184,240

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

ADM	ADM Investor Services, Inc.
FCS	StoneX Group, Inc.

(a)	Zero coupon bond. Rate disclosed is the current yield as of September 30, 2025.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Each contract is equivalent to one futures contract.

To

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 16.3%
24,600	Apollo Global Management, Inc.	$ 3,278,441
18,300	Blackstone, Inc.	3,126,555
25,500	Brookfield Corporation	1,748,790
3,500	Charles Schwab Corporation (The)	334,145
23,350	KKR & Company, Inc.	3,034,333
		11,522,264
	E-COMMERCE DISCRETIONARY - 10.7%
20,895	Amazon.com, Inc.(a)	4,587,915
1,250	MercadoLibre, Inc.(a)	2,921,175
		7,509,090
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
1,450	Goldman Sachs Group, Inc. (The)	1,154,708

	INTERNET MEDIA & SERVICES - 23.3%
11,000	Alphabet, Inc., Class A	2,674,100
4,425	Meta Platforms, Inc., Class A	3,249,632
2,905	Netflix, Inc.(a)	3,482,863
4,775	Spotify Technology S.A.(a)	3,332,950
37,700	Uber Technologies, Inc.(a)	3,693,468
		16,433,013
	LEISURE FACILITIES & SERVICES - 5.2%
25,000	Chipotle Mexican Grill, Inc.(a)	979,750
16,450	Live Nation Entertainment, Inc.(a)	2,687,930
		3,667,680
	RETAIL - CONSUMER STAPLES - 9.9%
3,644	Costco Wholesale Corporation	3,372,996
34,900	Walmart, Inc.	3,596,794
		6,969,790
	RETAIL - DISCRETIONARY - 4.9%
24,000	TJX Companies, Inc. (The)	3,468,960

	SOFTWARE - 17.3%
5,100	Intuit, Inc.	3,482,841
7,172	Microsoft Corporation	3,714,737

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 17.3% (Continued)
3,500	ServiceNow, Inc.(a)	$ 3,220,980
12,200	Shopify, Inc., Class A(a)	1,813,042
		12,231,600
	SPECIALTY FINANCE - 4.0%
8,500	American Express Company	2,823,360

	TECHNOLOGY HARDWARE - 4.7%
12,885	Apple, Inc.	3,280,908

	TECHNOLOGY SERVICES - 1.9%
4,000	Affirm Holdings, Inc., Class A(a)	292,320
3,000	Visa, Inc., Class A	1,024,140
		1,316,460

	TOTAL COMMON STOCKS (Cost $47,863,304)	70,377,833

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
237,433	First American Treasury Obligations Fund, Class X, 4.02% (Cost $237,433)(b)	237,433

	TOTAL INVESTMENTS - 100.1% (Cost $48,100,737)	$ 70,615,266
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(52,754)
	NET ASSETS - 100.0%	$ 70,562,512

S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	OPEN END FUNDS — 81.6%
	ALTERNATIVE - 4.0%
20,991	AQR Long-Short Equity Fund, Class N			$ 406,391

	OPEN-END FUNDS - 77.6%
727,635	Catalyst Systematic Alpha Fund, Class I(a)			7,671,889
24,259	Catalyst/CIFC Senior Secured Income Fund, Class I(a)			223,425
2,697	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)			30,017
				7,925,331

	TOTAL OPEN END FUNDS (Cost $9,060,956)			8,331,722

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 3.3%
	U.S. TREASURY BILLS — 3.3%
350,000	United States Treasury Bill(b)	3.6400	09/03/26	338,598

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $338,664)			338,598

Shares
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
30,043	First American Treasury Obligations Fund, Class X, 4.02% (Cost $30,043)(c)			30,043

	TOTAL INVESTMENTS - 85.2% (Cost $9,429,663)			$ 8,700,363
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.8%			1,508,666
	NET ASSETS - 100.0%			$ 10,209,029

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
31	CME E-Mini Standard & Poor's 500 Index Future	12/22/2025	$ 10,445,063	$ 110,215
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Company.
(b)	Zero coupon bond. Rate disclosed is the current yield as of September 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RETURN STACKED BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 50.9%
	EQUITY - 50.9%
31,201	iShares Core S&P 500 ETF, USD Class			$ 20,882,829

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,243,216)			20,882,829

	SHORT-TERM INVESTMENTS — 30.4%
	MONEY MARKET FUNDS - 30.4%
12,441,601	First American US Treasury Money Market Fund, Class Z, 3.98% (Cost $12,441,601)(a)			12,441,601

	TOTAL INVESTMENTS - 81.3% (Cost $29,684,817)			$ 33,324,430
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.7%			7,663,509
	NET ASSETS - 100.0%			$ 40,987,939

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
96	CBOT 10 Year US Treasury Note Future	12/22/2025	$ 10,800,000	$ (17,188)
24	CBOT 2 Year US Treasury Note Future	01/01/2026	5,001,563	5,297
257	CBOT 5 Year US Treasury Note Future	01/02/2026	28,063,196	33,742
25	CBOT Corn Future(c)	12/15/2025	519,375	(4,925)
6	CBOT Corn Future(c)	03/16/2026	129,600	(1,350)
28	CBOT US Treasury Bond Future	12/22/2025	3,264,625	45,937
66	CBOT Wheat Future(c)	12/15/2025	1,676,400	(41,388)
16	CBOT Wheat Future(c)	03/16/2026	421,600	(10,938)
61	CME Australian Dollar Currency Future	12/16/2025	4,039,420	23,595
74	CME British Pound Currency Future	12/16/2025	6,221,088	(60,387)
4	CME E-Mini NASDAQ 100 Index Future	12/22/2025	1,992,140	6,325
37	CME Euro Foreign Exchange Currency Future	12/16/2025	5,453,800	(5,550)
12	CME Nikkei 225 Index Future	12/12/2025	2,696,400	23,625
5	COMEX Gold 100 Troy Ounces Future(c)	12/30/2025	1,936,600	33,100
14	COMEX Silver Future(c)	12/30/2025	3,264,800	145,775
89	Eurex 5 Year Euro BOBL Future	12/09/2025	12,309,333	12,128
14	Eurex EURO STOXX 50 Future	12/22/2025	910,707	18,232
9	Euronext CAC 40 Index Future	10/20/2025	834,175	2,844
21	FTSE/MIB Index Future	12/22/2025	5,238,166	27,272
13	HKG Hang Seng Index Future	10/31/2025	2,247,894	34,977
38	ICE Gas Oil Future(c)	11/13/2025	2,610,600	(9,199)
40	Long Gilt Future	12/30/2025	4,886,827	10,064
18	MEFF Madrid IBEX 35 Index Future	10/20/2025	3,277,128	61,280
9	NYBOT CSC C Coffee Future(c)	12/19/2025	1,265,119	(63,506)
2	NYBOT CSC C Coffee Future(c)	03/20/2026	269,213	3,244

RETURN STACKED BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
7	NYBOT CSC Cocoa Future(c)	12/16/2025	$ 472,430	$ (85,580)
118	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	2,193,855	48,417
6	NYMEX Light Sweet Crude Oil Future(c)	10/22/2025	374,220	(12,250)
18	NYMEX NY Harbor ULSD Future(c)	11/03/2025	1,757,020	(2,730)
15	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future(c)	11/03/2025	1,211,049	6,665
20	TSE Japanese 10 Year Bond Future	12/16/2025	18,366,629	(116,468)
43	TSE TOPIX (Tokyo Price Index) Future	12/12/2025	9,134,149	26,678
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 137,738

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
11	CBOT Soybean Future(c)	01/15/2026	$ 561,138	$ 17,050
47	CBOT Soybean Future(c)	11/17/2025	2,354,113	68,887
35	CBOT Soybean Meal Future(c)	03/16/2026	998,200	9,490
148	CBOT Soybean Meal Future(c)	12/15/2025	4,044,839	67,741
10	CBOT Soybean Oil Future(c)	01/15/2026	299,040	2,520
25	CBOT Soybean Oil Future(c)	12/15/2025	742,350	7,884
118	CME Canadian Dollar Currency Future	12/17/2025	8,507,800	26,970
19	CME E-mini Russell 2000 Index Future	12/22/2025	2,332,725	(21,555)
19	CME E-Mini Standard & Poor's 500 Index Future	12/22/2025	6,401,813	(41,726)
55	CME Japanese Yen Currency Future	12/16/2025	4,684,625	(6,594)
90	CME New Zealand Dollar Currency Future	12/16/2025	5,233,050	100,680
70	CME Swiss Franc Currency Future	12/16/2025	11,088,876	14,318
7	COMEX Copper Future(c)	12/30/2025	849,888	(35,338)
1	COMEX Copper Future(c)	03/30/2026	123,000	(5,662)
46	Eurex 10 Year Euro BUND Future	12/09/2025	6,943,203	(20,366)
8	Eurex 30 Year Euro BUXL Future	12/09/2025	1,075,182	(6,445)
803	Euronext Milling Wheat Future(c)	12/11/2025	8,778,983	127,544
3	ICE Brent Crude Oil Future(c)	11/03/2025	198,090	1,180
16	KCBT Hard Red Winter Wheat Future(c)	03/16/2026	415,000	13,300
68	KCBT Hard Red Winter Wheat Future(c)	12/15/2025	1,692,350	66,425
7	Montreal Exchange 10 Year Canadian Bond Future	12/19/2025	616,062	(1,005)
20	Montreal Exchange S&P/TSX 60 Index Future	12/19/2025	5,096,266	(76,829)
43	NYBOT CTN Number 2 Cotton Future(c)	03/10/2026	1,452,755	16,365
105	NYBOT CTN Number 2 Cotton Future(c)	12/09/2025	3,452,925	39,325
40	NYMEX Henry Hub Natural Gas Future(c)	10/30/2025	1,321,200	(62,500)
2	NYMEX Platinum Future(c)	01/29/2026	160,570	(9,625)
12	SFE S&P ASX Share Price Index 200 Future	12/19/2025	1,761,098	545
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 292,579

RETURN STACKED BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	COMMON STOCKS — 13.9%
	AEROSPACE & DEFENSE - 1.8%
18,300	Moog, Inc., Class A			$ 3,800,361

	AUTOMOTIVE - 1.8%
8,700	Tesla, Inc.(a)			3,869,064

	DIVERSIFIED INDUSTRIALS - 1.6%
18,300	ITT, Inc.			3,271,308

	E-COMMERCE DISCRETIONARY - 1.0%
11,900	eBay, Inc.			1,082,305
15,100	Etsy, Inc.(a)			1,002,489
				2,084,794
	INTERNET MEDIA & SERVICES - 4.0%
17,100	Alphabet, Inc., Class A			4,157,010
10,500	Expedia Group, Inc.			2,244,375
2,700	Meta Platforms, Inc., Class A			1,982,826
				8,384,211
	LEISURE FACILITIES & SERVICES - 1.4%
103,500	Carnival Corporation(a)			2,992,185

	MEDICAL EQUIPMENT & DEVICES - 0.6%
4,400	Insulet Corporation(a)			1,358,412

	SEMICONDUCTORS - 1.7%
3,900	Monolithic Power Systems, Inc.			3,590,496

	TOTAL COMMON STOCKS (Cost $28,532,629)			29,350,831

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 22.1%
	ASSET MANAGEMENT — 6.0%
29,700	Apollo Global Management, Inc.	6.7500	07/31/26	2,087,316

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	ASSET MANAGEMENT — 6.0% (Continued)
42,100	Ares Management Corporation	6.7500	10/01/27	$ 2,091,949
161,600	KKR & Company, Inc.	6.2500	03/01/28	8,459,760
				12,639,025
	BANKING — 9.7%
8,048	Bank of America Corporation	7.2500	Perpetual	10,301,440
8,200	Wells Fargo & Company - Series L	7.5000	Perpetual	10,121,178
				20,422,618
	ELECTRIC UTILITIES — 1.6%
74,400	NextEra Energy, Inc.	7.2340	11/01/27	3,499,032

	SEMICONDUCTORS — 1.9%
70,100	Microchip Technology, Inc.	7.5000	03/15/28	4,138,003

	TECHNOLOGY HARDWARE — 2.9%
89,140	Hewlett Packard Enterprise Company	7.6250	09/01/27	6,052,606

	TOTAL PREFERRED STOCKS (Cost $44,508,745)			46,751,284

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 58.0%
	AUTOMOTIVE — 3.2%
6,740,000	Ford Motor Company(b)	0.0000	03/15/26	6,830,990

	E-COMMERCE DISCRETIONARY — 3.4%
8,040,000	Etsy, Inc.	0.2500	06/15/28	7,091,280

	ELECTRIC UTILITIES — 6.9%
6,930,000	Alliant Energy Corporation	3.8750	03/15/26	7,453,215
6,280,000	PPL Capital Funding, Inc.	2.8750	03/15/28	7,168,620
				14,621,835
	GAS & WATER UTILITIES — 3.1%
6,510,000	American Water Capital Corporation	3.6250	06/15/26	6,519,114

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 58.0% (Continued)
	HOME CONSTRUCTION — 3.4%
7,022,000	Meritage Homes Corporation	1.7500	05/15/28	$ 7,186,751

	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
800,000	Coinbase Global, Inc.	0.2500	04/01/30	1,004,400

	INTERNET MEDIA & SERVICES — 5.1%
7,339,000	Uber Technologies, Inc.	0.8750	12/01/28	10,788,330

	LEISURE FACILITIES & SERVICES — 2.5%
5,780,000	DraftKings, Inc.(b)	0.0000	03/15/28	5,187,550

	REAL ESTATE INVESTMENT TRUSTS — 14.7%
7,959,000	Digital Realty Trust, L.P.(c)	1.8750	11/15/29	8,356,950
6,350,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	6,452,168
6,310,000	Ventas Realty, L.P.	3.7500	06/01/26	8,149,365
4,360,000	Welltower OP, LLC(c)	2.7500	05/15/28	8,157,560
				31,116,043
	SEMICONDUCTORS — 4.3%
9,952,000	ON Semiconductor Corporation	0.5000	03/01/29	9,182,423

	SOFTWARE — 4.1%
2,320,000	Nutanix, Inc.(c)	0.5000	12/15/29	2,611,629
4,032,000	Okta, Inc.	0.3750	06/15/26	3,912,953
2,211,000	PROS Holdings, Inc.	2.2500	09/15/27	2,178,941
				8,703,523
	TECHNOLOGY SERVICES — 6.8%
9,457,000	Global Payments, Inc.	1.5000	03/01/31	8,655,565
5,746,000	Shift4 Payments, Inc.	0.5000	08/01/27	5,654,538
				14,310,103
	TOTAL CONVERTIBLE BONDS (Cost $116,681,208)			122,542,342

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 4.9%
MONEY MARKET FUNDS - 4.9%
10,436,637	First American Treasury Obligations Fund, Class X, 4.02% (Cost $10,436,637)(d)	$ 10,436,637

	TOTAL INVESTMENTS - 98.9% (Cost $200,159,219)	$ 209,081,094
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	2,365,105
	NET ASSETS - 100.0%	$ 211,446,199

LLC	- Limited Liability Company
LP	- Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is $25,578,307 or 12.1% of net assets.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.8%
	ASSET MANAGEMENT — 0.8%
30	Eaton Vance Ltd. Duration Income Fund Series A(a)		6.5500	Perpetual	$ 645,000
12	Eaton Vance Ltd. Duration Income Fund Series B(a)		6.5500	Perpetual	258,000
61	Eaton Vance Ltd. Duration Income Fund Series C(a)		6.5500	Perpetual	1,311,500
29	Eaton Vance Ltd. Duration Income Fund Series D(a)		6.5500	Perpetual	623,500
24	Eaton Vance Ltd. Duration Income Fund Series E(a)		6.5800	Perpetual	516,000
88	Eaton Vance Senior Floating-Rate Trust Series A(a)		6.5500	Perpetual	1,892,000
46	Eaton Vance Senior Floating-Rate Trust Series B(a)		6.5500	Perpetual	989,000
136	Eaton Vance Senior Floating-Rate Trust Series C(a)		6.8700	Perpetual	2,924,000
18	Eaton Vance Senior Floating-Rate Trust Series D		6.5200	Perpetual	387,000
					9,546,000
	TOTAL PREFERRED STOCKS (Cost $9,552,875)				9,546,000

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 79.0%
	AGENCY CMBS — 0.1%
1,727,556	FREMF Mortgage Trust Series 2017-KF41(b),(c)	SOFR30A + 2.614%	6.7200	11/25/25	1,656,243

	AGENCY MORTGAGE BACKED SECURITIES — 0.2%
121,123	Fannie Mae Grantor Trust Series 1999-T2 A2(d)		4.4720	01/19/39	110,054
206,002	Fannie Mae Interest Strip Series 362 2(e)		4.5000	08/25/35	24,998
557,750	Fannie Mae REMIC Trust Series 2002-W6 2A(d)		7.5000	06/25/42	561,685
155,838	Fannie Mae REMICS Series 2010-55 SH(c),(e)	-(SOFR30A + 0.114%) + 6.500%	2.0290	05/25/40	3,418
252,135	Fannie Mae REMICS Series 2018-95 SA(c),(e)	-(SOFR30A + 0.114%) + 6.150%	1.6790	01/25/49	24,806
228,809	Fannie Mae Trust Series 2004-W1 3A(d)		5.2390	01/25/43	226,823
227,223	Freddie Mac REMICS Series 3753 SB(c),(e)	-(SOFR30A + 0.114%) + 6.000%	1.5130	11/15/40	22,441
220,946	Freddie Mac Strips Series 365 257(d),(e)		4.5000	05/15/49	41,212
28,302,315	Ginnie Mae Strip Series 3 23(e)		1.4000	09/16/45	1,563,137
106,610	Government National Mortgage Association Series 2003-12 S(c),(e)	-(TSFR1M + 0.114%) + 7.550%	3.3000	02/20/33	9,789
103,410	Government National Mortgage Association Series 2011-71 SG(c),(e)	-(TSFR1M + 0.114%) + 5.400%	1.1500	05/20/41	10,306
124,663	Government National Mortgage Association Series 2011-89 SA(c),(e)	-(TSFR1M + 0.114%) + 5.450%	1.2000	06/20/41	12,221

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	AGENCY MORTGAGE BACKED SECURITIES — 0.2% (Continued)
1,197,601	Government National Mortgage Association Series 2013-43 IO(d),(e)		0.0230	08/16/48	$ 250
					2,611,140
	AUTO LOAN — 0.1%
1,630,255	CAL Receivables, LLC Series 2022-1 B(b),(c)	SOFR30A + 4.350%	8.7220	10/15/26	1,629,434

	CDO — 1.5%
2,800,000	Attentus CDO III Ltd. Series 3A D(a),(b),(c)	TSFR3M + 1.912%	6.2410	10/11/42	595,204
2,403,950	Kodiak CDO II Ltd. Series 2A B1(a),(b),(c)	TSFR3M + 1.162%	5.4030	11/07/42	1,621,532
2,967,458	Nomura CRE CDO Ltd. Series 2007-2A D(b),(c)	TSFR3M + 0.712%	4.9266	05/21/42	—
7,912,461	Taberna Preferred Funding I Ltd. Series 1A A2(a),(b),(c)	TSFR3M + 0.962%	5.2470	07/05/35	5,872,209
4,000,000	Taberna Preferred Funding I Ltd. Series 1A B2(a),(b),(c)	TSFR3M + 1.362%	5.6470	07/05/35	2,091,796
7,250,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(a),(b),(c)	TSFR3M + 0.912%	5.2330	11/05/35	5,137,379
5,950,000	Taberna Preferred Funding IV Ltd. Series 4A B1(a),(b),(c)	TSFR3M + 1.062%	5.3200	05/05/36	868,069
4,622,600	Taberna Preferred Funding V Ltd. Series 5A A1B(a),(b),(c)	TSFR3M + 0.762%	5.0200	08/05/36	2,323,203
350,084	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(b),(c)	PRIME + 0.550%	5.8680	02/08/35	280,068
535,297	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(b),(c)	PRIME + 0.550%	5.8680	02/08/35	376,046
					19,165,506
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
562,833	Banc of America Funding Trust Series 2016-R2 1A2(b),(d)		8.4400	05/01/33	590,725
1,200,774	BCAP, LLC Trust Series 2011-RR5-I 6A2(b),(d)		4.7820	02/26/36	1,119,883
2,101,488	IndyMac INDX Mortgage Loan Trust Series 2004-AR3 AX2(d)		4.5780	07/25/34	1,972,189
474,787	JP Morgan Alternative Loan Trust Series 2007-A1 3A1(d)		4.1570	03/25/37	412,638
587,419	JP Morgan Mortgage Trust Series 2005-A4 B1(d)		5.6320	07/25/35	566,637
30,298	MortgageIT Trust Series 2005-3 B2(c)	TSFR1M + 2.664%	6.8220	08/25/35	34,417
200,544	Nomura Asset Acceptance Corp Alternative Loan Series 1 1A6(f)		6.3200	03/25/47	189,578
269,013	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(f)		6.4570	03/25/47	254,273
785,841	Opteum Mortgage Acceptance Corporation Asset Backed Series 1 M9(c)	TSFR1M + 2.889%	7.0470	02/25/35	919,521
1,005,783	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR9 A1A(c)	TSFR1M + 0.754%	4.9120	07/25/45	976,951
					7,036,812
	HOME EQUITY — 0.4%
312,689	ACE Securities Corp Home Equity Loan Trust Series Series HE3 M3(c)	TSFR1M + 5.379%	9.5370	10/25/32	557,992
132,957	ACE Securities Corp Home Equity Loan Trust Series Series OP1 M1(c)	TSFR1M + 1.164%	5.3220	12/25/33	133,438

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	HOME EQUITY — 0.4% (Continued)
692,700	AFC Trust Series 2000-2 1A(c)	US0001M + 0.790%	5.2270	06/25/30	$ 663,458
696,535	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 2003 11 M6(c)	TSFR1M + 5.739%	4.3460	11/25/33	674,350
667,059	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B2(c)	US0001M + 5.250%	9.5300	08/28/44	707,481
145,813	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M1(c)	US0001M + 0.900%	5.1720	08/25/34	142,634
747,840	CIT Home Equity Loan Trust Series 2002-1 AF7(f)		6.1100	02/25/33	746,566
59,900	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 1A(c)	TSFR1M + 0.140%	4.4050	01/15/37	57,668
218,300	CWHEQ Revolving Home Equity Loan Trust Series Series C 2A(c)	TSFR1M + 0.294%	4.4450	07/15/35	205,692
397,403	Delta Funding Home Equity Loan Trust Series 1999-3 A1F(f)		7.9620	09/15/29	376,761
162,654	GMACM Home Equity Loan Trust Series 2005-HE3 A3(c)	TSFR1M + 0.614%	4.7720	02/25/36	159,411
601,445	Mastr Asset Backed Securities Trust Series 2005-NC1 M1(c)	TSFR1M + 0.834%	4.9920	12/25/34	558,792
253,263	Terwin Mortgage Trust Series 2004-1HE M1(b),(c)	TSFR1M + 1.239%	5.3970	02/25/34	237,506
					5,221,749
	NON AGENCY CMBS — 35.4%
12,868,174	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(b),(d)		5.8200	08/10/45	2,058,908
226,350	Banc of America Commercial Mortgage Trust Series 2006-4 C(d)		5.7540	07/10/46	220,363
159,150	Bayview Commercial Asset Trust Series 2005-2A A2(b),(c)	TSFR1M + 0.639%	4.7970	08/25/35	154,078
79,575	Bayview Commercial Asset Trust Series 2005-2A M1(b),(c)	TSFR1M + 0.759%	4.9170	08/25/35	79,078
162,133	Bayview Commercial Asset Trust Series 2005-2A B1(b),(c)	TSFR1M + 1.839%	5.9970	08/25/35	169,706
294,386	Bayview Commercial Asset Trust Series 2005-3A A1(b),(c)	US0001M + 0.480%	4.9170	11/25/35	284,533
160,992	Bayview Commercial Asset Trust Series 2005-3A M5(b),(c)	TSFR1M + 1.074%	5.3970	11/25/35	165,701
195,491	Bayview Commercial Asset Trust Series 2005-3A B1(b),(c)	TSFR1M + 1.764%	6.0870	11/25/35	224,550
944,468	Bayview Commercial Asset Trust Series 2005-3A B2(b),(c)	TSFR1M + 2.559%	6.8820	11/25/35	1,056,043
530,830	Bayview Commercial Asset Trust Series 2005-3A B3(b),(c)	TSFR1M + 4.614%	8.9370	11/25/35	602,834
303,374	Bayview Commercial Asset Trust Series 2006-1A M3(b),(c)	TSFR1M + 0.744%	4.9020	04/25/36	280,390
463,252	Bayview Commercial Asset Trust Series 2006-1A M5(b),(c)	US0001M + 0.840%	5.1120	04/25/36	428,559
494,994	Bayview Commercial Asset Trust Series 2006-1A M6(b),(c)	TSFR1M + 1.074%	5.2320	04/25/36	458,444
550,420	Bayview Commercial Asset Trust Series 2006-1A B1(b),(c)	TSFR1M + 1.689%	5.8470	04/25/36	519,193
82,153	Bayview Commercial Asset Trust Series 2006-2A B1(b),(c)	TSFR1M + 1.419%	5.5770	07/25/36	78,400
45,279	Bayview Commercial Asset Trust Series 2006-2A B2(b),(c)	TSFR1M + 2.319%	6.4770	07/25/36	767,205
133,885	Bayview Commercial Asset Trust Series 2006-4(b),(c)	TSFR1M + 0.459%	4.6170	12/25/36	129,234
496,393	Bayview Commercial Asset Trust Series 2006-SP2 M5(b),(c)	TSFR1M + 0.849%	5.0070	01/25/37	463,724
581,377	Bayview Commercial Asset Trust Series 2006-SP2 M6(b),(c)	TSFR1M + 0.954%	5.1120	01/25/37	574,539
1,719,290	Bayview Commercial Asset Trust Series 2007-2A M1(b),(c)	TSFR1M + 0.669%	4.8270	07/25/37	1,663,127

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON AGENCY CMBS — 35.4% (Continued)
1,185,151	Bayview Commercial Asset Trust Series 2007-2A M2(b),(c)	TSFR1M + 0.729%	4.8870	07/25/37	$ 1,148,325
994,012	Bayview Commercial Asset Trust Series 2007-3 M5(b),(c)	TSFR1M + 1.014%	5.1720	07/25/37	1,128,450
5,743,232	BB-UBS Trust Series 2012-TFT B(b),(d)		3.6780	06/05/30	5,647,985
123,480	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(c)	TSFR1M + 1.344%	5.5020	06/25/43	128,782
192,604	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(d)		5.5660	01/12/45	190,804
878,000	BWAY Mortgage Trust Series 2013-1515 C(b)		3.4460	03/10/33	810,428
3,064,623	BXP Trust Series 2017-CQHP A(b),(c)	TSFR1M + 0.897%	5.0480	11/15/34	2,949,669
1,415,987	CD Mortgage Trust Series 2007-CD5 G(b),(d)		6.5820	11/15/44	1,409,239
3,605,440	CD Mortgage Trust Series 2017-CD5 XA(d),(e)		0.9110	08/15/50	36,273
9,685,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(b),(d)		5.0800	12/15/47	9,241,547
2,190,000	CFCRE Commercial Mortgage Trust Series 2011-C2 F(b),(d)		5.0800	12/15/47	1,861,816
326,800	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(d)		5.0800	12/15/47	316,132
10,638,718	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(b),(c)	TSFR1M + 1.264%	5.4150	06/15/31	9,937,650
422,000	Citigroup Commercial Mortgage Trust Series 2012-GC8 D(b),(d)		5.2950	09/10/45	253,210
1,420,292	Citigroup Commercial Mortgage Trust Series 2014-GC21 C(d)		4.7800	05/10/47	1,387,625
1,960,000	COMM 2012-CCRE5 Mortgage Trust Series 2012-CR5 E(b),(d)		4.6920	12/10/45	1,819,356
8,852,414	COMM 2015-CCRE22 Mortgage Trust Series CR22 B(d)		3.9260	03/10/48	8,523,116
2,328,715	COMM Mortgage Trust Series 2012-LC4 C(d)		5.6900	12/10/44	2,267,146
6,198,389	COMM Mortgage Trust Series 2012-CCRE1 D(b),(d)		5.2740	05/15/45	5,668,340
4,026,917	COMM Mortgage Trust Series 2013-CCRE9 E(b),(d)		4.6220	07/10/45	3,923,958
19,694,173	COMM Mortgage Trust Series 2012-CCRE3 B(b)		3.9220	10/15/45	18,896,087
11,274,000	COMM Mortgage Trust Series 2013-LC6 E(b)		3.5000	01/10/46	10,644,853
85,358	COMM Mortgage Trust Series 2013-LC6 D(b),(d)		3.8600	01/10/46	82,759
3,128,200	COMM Mortgage Trust Series 2013-CCRE6 C(b),(d)		3.7770	03/10/46	3,024,177
4,294,500	COMM Mortgage Trust Series 2013-CCRE6 D(b),(d)		4.0000	03/10/46	3,763,729
6,327,809	COMM Mortgage Trust Series 2013-CCRE7 D(b),(d)		4.3860	03/10/46	5,885,363
4,691,670	COMM Mortgage Trust Series 2010-C1 D(b),(d)		5.9850	07/10/46	4,588,933
1,380,000	COMM Mortgage Trust Series 2014-CR14 C(d)		3.7920	02/10/47	1,318,261
1,121,694	COMM Mortgage Trust Series 2014-CR14 B(d)		3.7920	02/10/47	1,088,332
610,000	COMM Mortgage Trust Series 2014-CCRE17 C(d)		4.9420	05/10/47	566,579
10,122,497	COMM Mortgage Trust Series 2014-CCRE18 E(b)		3.6000	07/15/47	9,541,546
2,527,023	COMM Mortgage Trust Series 2015-CCRE23 D(d)		4.3520	05/10/48	2,479,127
14,540,072	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(b)		3.4000	10/05/30	14,222,956

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON AGENCY CMBS — 35.4% (Continued)
5,790,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(b)		3.8000	10/05/30	$ 5,492,741
48,956	Credit Suisse Commercial Mortgage Trust Series 2006-C4 C(b),(d)		5.5220	09/15/39	48,042
2,935,145	CSMC OA, LLC Series 2014-USA X1(a),(b),(d),(e)		0.6860	09/15/37	41
6,066,043	DBUBS Mortgage Trust Series 2011-LC3A D(b),(d)		5.5300	08/10/44	5,841,898
371,187	FREMF Mortgage Trust Series 2020-KF74 C(b),(c)	SOFR30A + 6.364%	10.7190	01/25/27	367,052
149,126	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(b),(d)		5.7775	03/18/49	141,342
143,804	GS Mortgage Securities Corporation Trust Series 2012-TMSQ B(b),(d)		3.8450	04/10/31	141,603
6,350,000	GS Mortgage Securities Corporation Trust Series 2012-TMSQ C(b),(d)		3.8450	04/10/31	6,146,750
1,225,723	GS Mortgage Securities Trust Series 2011-GC5 C(b),(d)		5.3140	08/10/44	1,080,576
16,791,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(d)		5.3140	08/10/44	15,912,705
2,543,737	GS Mortgage Securities Trust Series 2007-GG10 AJ(d)		5.6298	08/10/45	406,998
6,450,945	GS Mortgage Securities Trust Series 2012-GCJ9 D(b),(d)		4.7410	11/10/45	6,211,515
8,400,840	GS Mortgage Securities Trust Series 2013-GC14 F(b),(d)		4.0250	08/10/46	8,289,357
132,488	Impac CMB Trust Series 2004-8 3M2(c)	TSFR1M + 1.689%	5.8470	08/25/34	128,360
91,723	Impac CMB Trust Series 2004-8 3B(c)	TSFR1M + 2.739%	6.8970	08/25/34	92,445
3,500,000	JP Morgan Chase Commercial Mortgage Series MINN A(b),(c)	TSFR1M + 1.317%	5.4670	11/15/35	3,330,943
21,134,824	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(b)		3.9100	05/05/30	20,659,503
12,950,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(b)		3.3920	11/15/43	9,329,957
2,004,065	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(b),(d)		5.7690	11/15/43	1,881,088
12,770,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(b),(d)		5.7690	11/15/43	11,956,344
1,358,000	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6F(b),(d)		5.1290	05/15/45	1,242,822
16,623,288	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(b),(d)		5.1290	05/15/45	16,293,910
315,583	JP Morgan Chase Commercial Mortgage Securities Series C6 D(d)		5.1290	05/15/45	313,669
6,878,890	JP Morgan Chase Commercial Mortgage Securities Series CBX E(b),(d)		4.8460	06/15/45	6,553,441
592,409	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3B(b)(d)		5.0130	02/15/46	566,753
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(b),(d)		5.3600	02/15/46	8,741,127
2,856,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(b),(d)		5.7100	02/15/46	2,571,875
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(d)		4.3390	04/15/46	7,778
513,803	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(b),(d)		3.6890	12/15/47	504,339
64,686	JPMBB Commercial Mortgage Securities Trust Series C12 C(d)		4.0710	07/15/45	62,100

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON AGENCY CMBS — 35.4% (Continued)
5,960,582	JPMBB Commercial Mortgage Securities Trust Series C15 D(b),(d)	4.5948	11/15/45	$ 5,399,639
100	LBSBN Series 2005-2A PS(g)	0.0000	09/27/30	2,785,000
2,000,000	LOANME Trust SBL Series 2019-1 C(b),(f)	15.0000	08/15/30	90,000
4,161	Merrill Lynch Mortgage Trust Series 2006-C1 B(d)	6.2200	05/12/39	4,577
508,023	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(d)	7.7120	09/12/49	468,686
230,345	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(d)	7.7410	09/12/49	212,509
10,007,615	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 D(b),(d)	4.3446	11/15/45	8,784,809
4,341,086	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 C(d)	4.5360	11/15/45	3,939,811
350,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C9 C(d)	3.8360	05/15/46	324,409
7,025,614	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(d)	4.0850	07/15/46	6,463,441
4,930,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C10 D(b),(d)	4.0850	07/15/46	4,055,885
2,402,950	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(d)	4.2120	08/15/46	2,295,339
4,158,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 D(b),(d)	4.8590	10/15/46	3,797,528
2,772,393	Morgan Stanley Bank of America Merrill Lynch Trust Series C8 F(b),(d)	4.3940	12/15/48	2,497,564
66,013	Morgan Stanley Capital I Trust Series 2011-C2 D(b),(d)	5.3850	06/15/44	64,395
10,180,000	Morgan Stanley Capital I Trust Series 2011-C2 E(b),(d)	5.3850	06/15/44	9,690,384
919,676	Morgan Stanley Capital I Trust Series 2011-C3 E(b),(d)	5.1050	07/15/49	901,751
2,064,950	Morgan Stanley Capital I Trust Series 2011-C3 F(b),(d)	5.1050	07/15/49	1,963,983
1,770,000	MSRW 2025-CC Pass-Through Trust Series CC D(b)	8.3170	08/15/30	1,781,305
5,000,000	OWS Real Estate Finance, LLC Series MARG2 A(b),(c)	8.1510	08/15/27	4,999,941
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(d),(e)	0.2830	10/10/36	23,520
496,481	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(b),(d)	3.6490	03/10/46	480,216
3,771,068	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(d)	3.8440	03/10/46	3,471,164
2,477,250	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 D(b),(d)	3.8440	03/10/46	1,969,525
5,190,585	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(b),(d)	5.9290	01/10/45	3,916,613
1,063,572	VA Gilbert AZ Subordinated Note Lease-Backed Pass-Through Trust(b)	12.9970	03/15/34	1,270,968
743,059	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(b),(d)	0.5280	10/15/44	738,308
22,732	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(d)	3.9130	07/15/46	22,058
11,227,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(d)	3.9130	07/15/46	10,446,086
7,930,257	WFLD Mortgage Trust Series 2014-MONT A(b),(d)	3.8800	08/10/31	7,575,501
2,202,399	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(d)	5.1500	06/15/44	2,093,205
738,582	WFRBS Commercial Mortgage Trust Series 2013-C11 B(d)	3.7140	03/15/45	731,476
9,547,065	WFRBS Commercial Mortgage Trust Series 2012-C9 G(b),(d)	4.8760	11/15/45	9,318,967

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON AGENCY CMBS — 35.4% (Continued)
8,901,600	WFRBS Commercial Mortgage Trust Series 2012-C9 F(b),(d)		4.8760	11/15/45	$ 8,728,634
3,625,313	WFRBS Commercial Mortgage Trust Series 2012-C9 E(b),(d)		4.8760	11/15/45	3,596,408
207,902	WFRBS Commercial Mortgage Trust Series 2012-C10 B		3.7440	12/15/45	195,170
6,956,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(b),(d)		3.8167	06/15/46	4,343,441
14,507,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(d)		3.8167	06/15/46	12,794,093
10,667,262	WFRBS Commercial Mortgage Trust Series 2013-C14 B(d)		3.8410	06/15/46	10,039,599
4,757,442	WFRBS Commercial Mortgage Trust Series 2013-C15 B(d)		4.2840	08/15/46	4,583,652
1,362,632	WFRBS Commercial Mortgage Trust Series 2014-LC14 D(b),(d)		4.5860	03/15/47	1,329,046
6,647,000	WFRBS Commercial Mortgage Trust Series 2014-C25 E(b)		3.3200	11/15/47	6,303,716
6,065,078	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(d)		3.8030	11/15/47	5,849,611
554,534	WFRBS Commercial Mortgage Trust Series 2014-C23 AS(d)		4.2100	10/15/57	538,141
4,740,000	Worldwide Plaza Trust Series 2017-WWP A(b)		3.5260	11/10/36	3,175,797
5,705,000	Worldwide Plaza Trust Series 2017-WWP B(b),(d)		3.7150	11/10/36	2,002,452
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(b),(c)	SOFRRATE + 3.120%	7.3950	01/06/26	2,987,181
					448,493,740
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6%
1,300,807	ABFC Trust Series 2002-WF2 CE(g)		0.0000	11/25/29	1,250,000
157,372	ABFC Trust Series 2003-OPT1 A3(c)	TSFR1M + 0.794%	4.9520	04/25/33	155,591
184,087	ABFS Mortgage Loan Trust Series 2000-1 A1(f)		8.4250	07/15/31	156,460
84,498	ABFS Mortgage Loan Trust Series 2000-3 A(f)		8.1100	09/15/31	69,300
612,373	ABFS Mortgage Loan Trust Series 2001-3 A2(b),(f)		6.1700	03/15/32	613,899
2,141,654	ABFS Mortgage Loan Trust Series 2002-1 A5(f)		7.0100	12/15/32	1,763,726
531,312	ABFS Mortgage Loan Trust Series 2003-1 M(c)	TSFR1M + 2.364%	6.5150	08/15/33	530,172
822,757	ABFS Mortgage Loan Trust Series 2002-4 M1(f)		2.1160	12/15/33	631,367
84,439	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	84,299
35,640	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	35,351
707,980	Accredited Mortgage Loan Trust Series 2004-3 2A6(c)	TSFR1M + 0.984%	5.1420	10/25/34	680,690
3,654,124	Accredited Mortgage Loan Trust Series 2005-1 M5(c)	TSFR1M + 3.414%	5.4200	04/25/35	3,792,751
2,373,935	ACE Securities Corp Home Equity Loan Trust Series 2001-HE1 CE(g)		0.0000	11/20/31	2,135,000
79,186	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(c)	TSFR1M + 1.389%	5.5470	08/25/32	155,052
26,170	ACE Securities Corp Home Equity Loan Trust Series HE2 M3(c)	TSFR1M + 3.339%	7.4970	08/25/32	44,953
216,785	ACE Securities Corp Home Equity Loan Trust Series TC1 M2(c)	TSFR1M + 3.039%	7.1970	06/25/33	208,429
320,091	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(c)	TSFR1M + 1.764%	5.9220	03/25/34	321,100

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
28,628	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(c)	TSFR1M + 1.164%	5.3220	07/25/34	$ 28,257
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(b),(c)	TSFR1M + 5.364%	9.6900	07/25/34	457,841
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(c)	TSFR1M + 3.614%	7.7720	05/25/35	1,751,905
69,277	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(b),(h)		0.0000	08/15/30	67,907
74,659	Adjustable Rate Mortgage Trust Series 2005-2 3A1(d)		6.2370	06/25/35	74,261
69,022	Adjustable Rate Mortgage Trust Series 2005-4 1A1(d)		3.3950	08/25/35	52,626
544,209	Adjustable Rate Mortgage Trust Series 2005-5 2A1(d)		5.4540	09/25/35	478,461
160,545	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(c)	TSFR1M + 0.634%	4.7920	11/25/35	140,108
191,068	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(c)	TSFR1M + 0.654%	4.8120	11/25/35	164,301
58,075	Adjustable Rate Mortgage Trust Series 2005-10 3A31(d)		4.0220	01/25/36	51,675
148,616	Adjustable Rate Mortgage Trust Series 2005-10 3A11(d)		4.0220	01/25/36	129,627
100,111	Adjustable Rate Mortgage Trust Series 2005-10 6A1(c)	TSFR1M + 0.654%	4.8120	01/25/36	94,509
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(c)	TSFR1M + 3.264%	7.4220	09/25/34	360,510
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(c)	TSFR1M + 2.139%	6.2970	10/25/34	529,558
2,182,250	AFC Trust Series 1999-3 2A(c)	TSFR1M + 0.904%	5.0620	09/28/29	2,070,888
186,740	Alternative Loan Trust Series 2004-J6 M(d)		9.8450	11/25/31	187,105
46,285	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	46,162
740,342	Alternative Loan Trust Series 2004-8CB M3(c)	US0001M + 2.850%	7.1220	06/25/34	950,622
192,652	Alternative Loan Trust Series 2005-36 4A1(d)		4.2540	08/25/35	179,306
382,047	Alternative Loan Trust Series 2005-43 5A1(d)		5.3060	09/25/35	344,834
620,632	Alternative Loan Trust Series 2005-43 3A1(d)		4.0800	10/25/35	582,427
45,153	Alternative Loan Trust Series 2005-51 2A1(c)	TSFR1M + 0.714%	4.8500	11/20/35	42,137
1,002,187	Alternative Loan Trust Series 2006-OC2 2A3(c)	TSFR1M + 0.694%	4.8520	02/25/36	930,486
1,468,744	Alternative Loan Trust Series 2006-J6 A2(c),(e)	-(TSFR1M + 0.114%) + 5.500%	1.2280	09/25/36	159,872
1,203,889	Alternative Loan Trust Series 2006-J6 A1(c)	TSFR1M + 0.614%	2.3260	09/25/36	437,713
638,016	Alternative Loan Trust Series 2006-32CB A2(c),(e)	-(TSFR1M + 0.114%) + 5.330%	1.0580	11/25/36	64,505
384,347	Alternative Loan Trust Series 2006-32CB A1(c)	TSFR1M + 0.784%	2.8630	11/25/36	173,585
336,729	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	341,483
497,816	American Home Mortgage Assets Trust Series 2006-1 2A1(c)	TSFR1M + 0.304%	4.4620	05/25/46	440,769
6,353,185	American Home Mortgage Investment Trust Series 2005-2 5A4D(f)		5.8280	09/25/35	4,606,696
105	American Home Mortgage Investment Trust Series 2004-1 1M1(c)	TSFR1M + 1.014%	5.1720	04/25/44	105
841,153	American Home Mortgage Investment Trust Series 2005-4 5A(c)	TSFR6M + 2.178%	1.6600	11/25/45	312,125
274,050	American Home Mortgage Investment Trust Series 2006-3 12A1(c)	TSFR1M + 0.494%	4.6520	12/25/46	264,080

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
361,304	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(c)	TSFR1M + 2.964%	7.1220	08/25/32	$ 366,174
90,222	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(c)	TSFR1M + 4.614%	3.2570	01/25/33	88,646
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(c)	TSFR1M + 2.874%	7.0320	05/25/34	921,083
100,466	Ameriquest Mortgage Securities, Inc. Asset Backed Series R1 M1(c)	TSFR1M + 0.909%	5.0670	02/25/34	124,392
123,519	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series 2002-AR1 M1(c)	TSFR1M + 1.179%	3.2670	09/25/32	125,853
2,165,705	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series 2002-C M1(c)	TSFR1M + 3.489%	7.6470	11/25/32	2,276,453
213,784	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 2002-D M1(c)	TSFR1M + 3.864%	3.0400	02/25/33	197,275
439,723	Ameriquest Mortgage Securities, Inc. Asset-Backed Series AR3 M5(c)	TSFR1M + 5.739%	2.8260	06/25/33	383,994
215,469	Amortizing Residential Collateral Trust Series 2002-BC5 M2(c)	TSFR1M + 1.914%	6.0720	07/25/32	238,126
171,980	Amresco Residential Securities Corporation Mort Loan Series 1999-1 M1(c)	TSFR1M + 0.864%	4.7200	11/25/29	151,062
889,697	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W3 M5(c)	TSFR1M + 5.739%	3.9350	09/25/33	804,719
312,827	Argent Securities Inc Asset-Backed Pass-Through Series W6 AV1(c)	TSFR1M + 0.974%	5.1320	01/25/34	302,951
161,599	Argent Securities Inc Asset-Backed Pass-Through Series W9 M1(c)	TSFR1M + 0.984%	3.9070	06/26/34	165,577
2,540,300	Asset Backed Securities Corporation Home Equity Loan Series 2003-HE1 M3(c)	TSFR1M + 5.364%	9.5150	01/15/33	2,353,256
366,732	Asset Backed Securities Corporation Home Equity Loan Series HE6 A2(c)	TSFR1M + 0.794%	4.9520	11/25/33	409,747
542,865	Banc of America Alternative Loan Trust Series 2006-4 1A2(c),(e)	-(TSFR1M + 0.114%) + 5.150%	0.8780	05/25/46	32,601
537,939	Banc of America Alternative Loan Trust Series 2006-4 1A1(c)	TSFR1M + 0.964%	5.1220	05/25/46	463,624
294,810	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	268,416
237,913	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	216,609
625,759	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	569,735
1,011,236	Banc of America Funding Corporation Series 2008-1 A2(d)		4.4360	09/25/48	976,235
67,741	Banc of America Funding Trust Series 2016-R2 1A1(b),(d)		4.7000	05/01/33	67,728
56,770	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	21,103
39,533	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	34,653
377,257	Banc of America Funding Trust Series 2004-B 6A1(d)		2.8310	12/20/34	316,596
120,095	Banc of America Funding Trust Series 2005-B 1A1(d)		5.5570	04/20/35	111,687
1,144,833	Banc of America Funding Trust Series 2005-E 2A1(d)		3.6430	05/20/35	1,022,726
2,034,397	Banc of America Funding Trust Series 2015-R8 3A2(b),(d)		4.6430	08/26/35	1,593,583
46,794	Banc of America Funding Trust Series 2005-8 30PO(h)		0.0000	01/25/36	30,724
1,093,665	Banc of America Funding Trust Series 2006-A 5A1(d)		3.5350	02/20/36	960,028
840,393	Banc of America Funding Trust Series 2006-A 4A1(d)		5.4780	02/20/36	816,127

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
365,560	Banc of America Funding Trust Series 2006-B 7A1(d)		4.4620	03/20/36	$ 319,943
151,455	Banc of America Funding Trust Series 2006-B 1A1(d)		6.8710	03/20/36	147,218
120,506	Banc of America Funding Trust Series 2006-C 4A1(d)		5.5630	04/20/36	107,739
483,712	Banc of America Funding Trust Series 2006-D 2A1(d)		3.4990	05/20/36	449,225
4,773	Banc of America Funding Trust Series 2006-G 3A3(c)	TSFR12M + 2.465%	6.2240	07/20/36	4,746
111,615	Banc of America Funding Trust Series 2006-F 1A2(d)		6.3920	07/20/36	93,792
65,635	Banc of America Funding Trust Series 2007-7 30PO(h)		0.0000	09/25/37	30,903
89,293	Banc of America Funding Trust Series 2006-I 5A1(d)		3.5010	10/20/46	76,565
236,108	Banc of America Funding Trust Series 2006-J 4A1(d)		4.9710	01/20/47	204,422
1,142,435	Banc of America Funding Trust Series 2007-5 7A5		6.5000	07/25/47	882,066
315,434	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	169,495
326,773	Banc of America Funding Trust Series 2009-R9 3A3(b),(d)		3.4750	11/25/56	256,231
3,815,703	Banc of America Mortgage Trust Series 2004-G 3A1(d)		5.1910	08/25/34	2,518,970
29,412	Banc of America Mortgage Trust Series 2005-A 2A2(d)		5.1130	02/25/35	28,706
581,191	Banc of America Mortgage Trust Series 2005-G 4A3(d)		3.4800	08/25/35	522,338
586,085	Banc of America Mortgage Trust Series 2005-I 4A1(d)		7.4130	10/25/35	587,474
3,329	Banc of America Mortgage Trust Series 2006-A 1A1(d)		3.9260	02/25/36	3,180
58,520	Banc of America Mortgage Trust Series 2006-B 2A1(d)		5.2140	11/20/46	52,017
4,500,000	BankAmerica Manufactured Housing Contract Trust Series 2 B1(d)		0.5400	02/10/32	384,804
998,871	Bayview Financial Asset Trust Series 2007-SR1A A(b),(c)	TSFR1M + 0.564%	4.7220	03/25/37	1,002,652
2,488,507	Bayview Financial Asset Trust Series 2007-SR1A M1(b),(c)	TSFR1M + 0.914%	5.0720	03/25/37	2,508,834
1,627,501	Bayview Financial Asset Trust Series 2007-SR1A M2(b),(c)	TSFR1M + 1.014%	5.1720	03/25/37	1,639,581
971,125	Bayview Financial Asset Trust Series 2007-SR1A M3(b),(c)	TSFR1M + 1.264%	5.4220	03/25/37	987,561
2,356,712	Bayview Financial Asset Trust Series 2007-SR1A M4(b),(c)	TSFR1M + 1.614%	5.7720	03/25/37	2,392,977
557,232	Bayview Financial Mortgage Pass-Through Trust Series A B1(c)	TSFR1M + 4.239%	8.4050	02/28/44	627,986
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(b),(d)		5.4320	12/27/34	4,099,175
1,648,997	BCAP, LLC Trust Series 2009-RR10 1A2(b),(d)		5.9960	02/26/36	1,651,857
1,083,948	BCAP, LLC Trust Series 2010-RR11 3A3(b),(d)		4.3680	06/27/36	1,036,360
3,699,665	BCAP, LLC Trust Series 2012-RR8 4A6(b),(d)		2.4840	11/20/36	3,174,848
982,447	BCMSC Trust Series 1998-C M1(d)		7.5100	01/15/29	979,008
583,997	BCMSC Trust Series 1999-A M1(d)		6.7850	03/15/29	578,993
731,888	BCMSC Trust Series 1999-B A2(d)		0.6300	12/15/29	45,340
611,382	BCMSC Trust Series 1999-B A3(d)		0.6300	12/15/29	38,988
4,944,914	BCMSC Trust Series 1999-B A5(d)		0.6300	12/15/29	326,757

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
737,790	BCMSC Trust Series 1999-B A6(d)		0.6300	12/15/29	$ 51,499
124,241	Bear Stearns ALT-A Trust Series 2004-12 2A4(d)		4.2840	01/25/35	118,291
1,364,374	Bear Stearns ALT-A Trust Series 2005-10 11A1(c)	TSFR1M + 0.614%	4.7720	01/25/36	1,290,599
2,016,736	Bear Stearns ALT-A Trust Series 2006-1 11A1(c)	TSFR1M + 0.594%	4.7520	02/25/36	1,914,712
366,798	Bear Stearns ALT-A Trust Series 2006-3 35A1(d)		2.8450	05/25/36	173,584
143,731	Bear Stearns ALT-A Trust Series 2006-3 1A1(c)	TSFR1M + 0.494%	4.6520	05/25/36	123,875
52,248	Bear Stearns ALT-A Trust Series 2006-3 33A1(d)		5.2170	05/25/36	32,050
189,427	Bear Stearns ARM Trust Series 2004-9 23A1(d)		7.2500	11/25/34	188,191
705,754	Bear Stearns ARM Trust Series 2005-6 3A1(d)		5.9160	08/25/35	690,241
201,281	Bear Stearns ARM Trust Series 2006-4 1A1(d)		6.4710	10/25/36	195,326
46,971	Bear Stearns ARM Trust Series 2007-5 3A1(d)		4.5280	08/25/47	41,096
2,702,133	Bear Stearns ARM Trust Series 2007-5 2A1(d)		4.7480	08/25/47	2,463,139
1,722,403	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(c)	TSFR1M + 2.814%	5.2580	09/25/34	1,647,852
3,531,164	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(c)	TSFR1M + 6.114%	10.2720	10/25/34	3,529,670
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(c)	TSFR1M + 4.764%	5.5570	12/25/34	199,175
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(c)	TSFR1M + 4.614%	4.8920	05/25/35	1,076,135
960,825	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(c)	TSFR1M + 2.664%	4.8920	05/25/35	981,787
377,670	Bear Stearns Asset Backed Securities I Trust Series TC1 M5(c)	TSFR1M + 2.064%	4.8920	05/25/35	382,385
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(b),(c)	TSFR1M + 4.614%	4.9350	08/25/35	3,646,905
122,178	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(c)	TSFR1M + 1.114%	5.2720	08/25/35	71,450
2,412,279	Bear Stearns Asset Backed Securities I Trust Series HE10 1M2(c)	TSFR1M + 0.464%	4.7970	12/25/36	2,369,025
1,171,529	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(c)	TSFR1M + 0.384%	4.6770	01/25/37	1,125,056
10,695	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(f)		5.7500	10/25/33	12,299
367,823	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(c)	TSFR1M + 1.014%	5.1720	12/25/33	380,766
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(c)	TSFR1M + 2.364%	6.5220	04/25/36	1,961,370
540,799	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(c)	TSFR1M + 2.739%	6.8970	07/25/36	540,219
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(c)	TSFR1M + 3.864%	8.0220	07/25/36	2,894,459
23,003	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	23,403
408,424	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		2.8740	10/25/36	128,157
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(c)	TSFR1M + 3.264%	7.4220	11/25/39	316,598
378,272	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(c)	TSFR1M + 3.264%	7.4220	12/25/42	457,094
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(c)	TSFR1M + 3.264%	7.4220	12/25/42	1,039,620
25,983	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(h)		0.0000	09/25/46	19,496
131,569	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	124,345

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
484,354	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(c)	TSFR1M + 0.414%	4.5720	12/25/36	$ 766,569
100	Bear Stearns Mortgage Funding Trust Series 2007-SL1 2A(c),(g)	US0001M + 0.300%	0.0000	03/25/37	—
1,987,029	Bear Stearns Mortgage Funding Trust Series 2007-SL1 1A(c)	TSFR1M + 0.320%	4.5920	03/25/37	2,668,622
148,140	Bear Stearns Second Lien Trust Series 2007-1 1A(c)	TSFR1M + 0.494%	4.4620	01/25/37	145,955
12,743	Bear Stearns Second Lien Trust Series 2007-1 3A(c)	TSFR1M + 0.554%	4.7120	08/25/37	12,198
221,189	Bond Securitization Trust Series 2003-1 X(d),(g)		0.0000	10/25/34	206,492
238,196	CDC Mortgage Capital Trust Series 2002-HE1 M(c)	TSFR1M + 1.989%	6.1470	01/25/33	976,006
14,701,570	Centex Home Equity Loan Trust Series 2004-A XIO(g)		0.0000	01/25/34	2,662,067
96,651	Centex Home Equity Loan Trust Series 2004-C M2(c)	TSFR1M + 0.909%	4.4500	06/25/34	94,977
135,817	Centex Home Equity Loan Trust Series 2004-D MF2(f)		6.0600	09/25/34	135,522
99,344	Chase Funding Loan Acquisition Trust Series OPT1 M2(c)	TSFR1M + 1.614%	5.7720	06/25/34	101,590
37,620	Chase Funding Trust Series 2003-6 1A7(f)		4.8340	11/25/34	37,306
201,046	Chase Funding Trust Series Series 2003-3 2B(c)	TSFR1M + 4.614%	8.7720	05/25/32	193,901
903,678	ChaseFlex Trust Series 2005-2 3A4		7.5000	06/25/35	550,398
186,185	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(d)		4.6910	02/25/34	171,670
179,550	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	174,541
1,179,048	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(d)		5.7410	05/25/34	1,135,643
33,729	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(h)		0.0000	07/25/34	26,288
289,854	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(d)		5.5850	08/25/34	274,946
1,486,125	CHL Mortgage Pass-Through Trust Series 2004-25 2A1(c)	TSFR1M + 0.794%	4.9520	02/25/35	1,384,886
1,236	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(c)	TSFR1M + 0.834%	4.9920	03/25/35	422
1,690,287	CHL Mortgage Pass-Through Trust Series 2005-11 3A3(d)		3.6490	04/25/35	1,259,688
214,291	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	129,560
697,117	CHL Mortgage Pass-Through Trust Series 2005-31 2A3(d)		4.4840	01/25/36	631,322
103,251	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	97,013
334,683	CIT Home Equity Loan Trust Series 2002-2 MV2(c)	TSFR1M + 2.004%	6.1620	11/25/31	558,510
72,186	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	67,503
169,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	152,828
86,240	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(d)		5.9340	03/25/34	74,412
16,216	Citigroup Mortgage Loan Trust Series 2013-8 1A2(b),(d)		5.3680	05/25/35	15,258
191,007	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(d)		5.4970	05/25/35	181,774
209,756	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(d)		5.4550	03/25/36	205,634
311,156	Citigroup Mortgage Loan Trust Series 2006-AR3 1A2A(d)		4.7300	06/25/36	300,118
255,555	Citigroup Mortgage Loan Trust Series 2013-8 2A2(b),(d)		5.1480	11/25/36	168,847

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
1,177,907	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(b),(c)	TSFR1M + 0.184%	4.3420	01/25/37	$ 1,050,619
1,412,367	Citigroup Mortgage Loan Trust Series 2007-6 1A4A(d)		4.7790	03/25/37	1,372,338
546,110	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(b),(c)	TSFR1M + 0.514%	4.6720	01/25/29	523,346
73,685	Citigroup Mortgage Loan Trust, Inc. Series HE3 M3(c)	TSFR1M + 3.639%	7.7970	12/25/33	109,825
3,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(c)	TSFR1M + 4.614%	8.7720	12/25/33	3,701,887
26,625	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	27,949
226,910	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(c)	TSFR1M + 2.739%	6.8970	11/25/34	871,640
874,194	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	684,488
139,295	Citigroup Mortgage Loan Trust, Inc. Series 2005-SHL1M3(b),(c)	TSFR1M + 3.114%	6.9630	07/25/44	414,400
62,532	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(h)		0.0000	01/25/37	35,476
137,767	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(c),(e)	-(TSFR1M + 0.114%) + 5.400%	1.1280	01/25/37	10,570
14,417	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	13,025
11,151,101	Conseco Finance Corporation Series 7 B2(d)		0.3200	10/15/26	207,636
373,845	Conseco Finance Corporation Series 1996-8 B1(d)		7.9500	11/15/26	377,695
1,383,123	Conseco Finance Corporation Series 6 B1(d)		8.0000	09/15/27	1,399,439
2,067,341	Conseco Finance Corporation Series 1997-8 M1(d)		7.0200	10/15/27	2,104,371
772,697	Conseco Finance Corporation Series 9 B1(d)		7.6500	01/15/28	783,797
2,784,095	Conseco Finance Corporation Series 1997-3 M1(d)		7.5300	03/15/28	2,831,322
1,185,194	Conseco Finance Corporation Series 1997-2 M1(d)		7.5400	06/15/28	1,249,442
3,300,400	Conseco Finance Corporation Series 7 M1(d)		7.0300	07/15/28	3,355,207
1,721,549	Conseco Finance Corporation Series 1996-10 B1(d)		7.2400	11/15/28	1,746,460
160,791	Conseco Finance Corporation Series 1998-2 M1(d)		6.9400	12/01/28	162,166
3,170,737	Conseco Finance Corporation(d)		6.9700	05/15/29	3,232,124
2,043,877	Conseco Finance Corporation Series 3 M1(d)		6.8600	03/01/30	2,115,958
375,716	Conseco Finance Corporation Series 3 A9(d)		6.5300	02/01/31	339,808
1,164,178	Conseco Finance Corporation Series 3 A8(d)		7.0600	02/01/31	1,072,596
1,587,039	Conseco Finance Securitizations Corporation Series 6 A1(b),(d)		2.4070	06/01/30	409,718
2,082,086	Conseco Finance Securitizations Corporation Series 2002-1 M2(d)		9.5460	12/01/33	2,048,745
68,087	Contimortgage Home Equity Loan Trust Series 1996-4 A10(c)	TSFR1M + 0.594%	4.7450	01/15/28	55,508
219,722	Countrywide Asset-Backed Certificates Series BC2 B(c)	TSFR1M + 4.464%	8.6220	08/25/33	236,545
399,974	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(c)	TSFR1M + 2.739%	6.8970	10/25/33	408,313
21,509	Countrywide Asset-Backed Certificates Series 2004-S1 M1(f)		5.2520	02/25/35	21,422
662,152	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(f)		3.9430	01/25/37	570,400
708,124	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(c)	TSFR1M + 0.614%	4.9370	05/25/37	648,258

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
20,597	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(c)	TSFR1M + 0.264%	4.4150	11/15/36	$ 18,317
2,651,377	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(c)	TSFR1M + 0.264%	4.4150	11/15/36	2,288,175
167,817	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/30	89,853
375,426	Credit Suisse First Boston Mortgage Securities Series MH29 B1(d)		8.1000	09/25/31	380,595
150,837	Credit Suisse First Boston Mortgage Securities Series AR2 2M2(c)	TSFR1M + 2.514%	6.6720	02/25/32	166,145
221,868	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(b),(d)		5.0630	03/25/32	213,908
103,327	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(d)		7.0000	06/25/32	100,933
519,489	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(c)	TSFR1M + 0.854%	3.6910	08/25/32	499,092
594,781	Credit Suisse First Boston Mortgage Securities Series HE16 B1(c)	TSFR1M + 2.914%	7.0720	10/25/32	698,224
15,010	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(d)		7.0520	11/25/32	14,555
58,860	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(d)		7.0520	11/25/32	57,583
40,866	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(d)		5.6570	04/25/33	38,878
152,533	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(c)	TSFR1M + 2.864%	7.0220	11/25/33	156,303
500,755	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(c)	TSFR1M + 2.214%	6.3720	02/25/34	569,000
693,258	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(c)	TSFR1M + 3.364%	3.6050	04/25/34	645,081
50,312	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	43,212
677,148	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	589,989
1,040	Credit-Based Asset Servicing and Securitization Series 1999-3 A(b),(d)		4.0940	02/03/29	804
2,663,274	Credit-Based Asset Servicing and Securitization Series CB1 B2(c)	TSFR1M + 5.889%	10.0470	02/25/30	2,561,167
876,565	Credit-Based Asset Servicing and Securitization Series 2002-CB2 M2(c)	TSFR1M + 2.064%	6.2220	04/25/32	921,321
79,456	Credit-Based Asset Servicing and Securitization Series CB4 M1(c)	TSFR1M + 1.239%	5.3970	02/25/33	89,013
4,464,000	Credit-Based Asset Servicing and Securitization Series RP1 B3(b),(f)		5.9000	04/25/36	5,056,075
777,553	Credit-Based Asset Servicing and Securitization Series 2006-RP2 M1(b),(c)	TSFR1M + 1.164%	5.3220	07/25/36	860,324
252,549	Credit-Based Asset Servicing and Securitization Series 2006-CB2 AF4(f)		2.9980	12/25/36	206,800
712,781	Credit-Based Asset Servicing and Securitization Series 2007-SL1A A2(b),(c)	TSFR1M + 0.574%	4.7320	02/25/37	567,503
134,502	Credit-Based Asset Servicing and Securitization Series 2007-SP1 M1(b),(f)		4.2950	12/25/37	210,146
1,014,057	Credit-Based Asset Servicing and Securitization Series 2004-RP1 M3(b),(c)	TSFR1M + 3.114%	7.2720	05/25/50	1,012,957
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(c)	TSFR1M + 4.114%	8.2720	02/25/32	629,670
502,536	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	511,455
23,205	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(c)	TSFR1M + 3.014%	7.1720	07/25/33	22,969
187,278	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	191,993

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
477,887	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(c)	TSFR1M + 0.464%	4.6220	10/25/35	$ 404,504
60,882	CSMC Series 2011-6R 4A2(b),(d)		3.8430	04/28/37	56,698
1,315,757	CSMC Mortgage-Backed Trust Series 2006-9 4A13		6.5000	11/25/36	759,146
512,638	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	275,635
123,667	CSMC Mortgage-Backed Trust Series 2007-3 4A6(c)	TSFR1M + 0.364%	4.5220	04/25/37	95,677
155,636	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	127,784
2,303,021	CSMC Mortgage-Backed Trust Series 2007-4 5A1		1.0480	06/25/37	350,238
168,483	CSMC Mortgage-Backed Trust Series 2007-4 1A1(c)	TSFR1M + 0.514%	4.6720	06/25/37	88,111
1,010,644	CWABS Asset-Backed Certificates Trust Series 2004-10 MV4(c)	TSFR1M + 1.689%	3.9430	12/25/34	933,765
363,522	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(d)		5.5680	01/25/35	256,347
1,275,267	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(f)		3.6050	05/25/36	1,057,996
1,654,695	CWABS Asset-Backed Certificates Trust Series 2007-4 A5W(f)		4.2630	04/25/47	1,374,903
293,047	CWABS Inc Asset-Backed Certificates Series 2004-1 M1(c)	TSFR1M + 0.864%	5.0220	03/25/34	299,961
8,533	CWABS Inc Asset-Backed Certificates Series 2004-1 M2(c)	TSFR1M + 0.939%	5.0970	03/25/34	13,805
32,187	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(c)	TSFR1M + 0.394%	4.5450	02/15/34	31,932
346,473	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(d)		5.9620	03/25/34	332,296
1,027,497	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	1,589,530
135,342	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(d)		5.9450	11/25/35	136,501
3,676	CWHEQ Revolving Home Equity Loan Trust Series H 2A(c)	TSFR1M + 0.354%	4.5050	12/15/35	3,675
326,567	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A4(c)	TSFR1M + 0.454%	4.6050	02/15/36	308,305
4,594,563	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(c)	TSFR1M + 0.254%	4.4050	01/15/37	4,405,135
249,089	CWHEQ Revolving Home Equity Loan Trust Series Series D 2A(c)	TSFR1M + 0.304%	4.4550	11/15/35	231,972
2,018,184	CWHEQ Revolving Home Equity Loan Trust Series Series B A(c)	TSFR1M + 0.264%	4.4150	02/15/37	1,905,644
350,714	CWHEQ Revolving Home Equity Loan Trust Series Series A A(c)	TSFR1M + 0.234%	4.3850	04/15/37	332,141
919,093	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(c)	TSFR1M + 0.334%	4.4920	08/25/37	804,412
90,283	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(f)		6.3650	02/25/36	84,884
129,956	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2 A3(d)		4.6870	06/25/36	119,951
1,122,279	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	1,117,818
679,419	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 3AF1(b),(c)	TSFR1M + 0.394%	4.5450	04/15/36	625,968
1,716,853	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 3AF2(b),(c)	TSFR1M + 0.394%	4.5450	04/15/36	1,581,785
607,609	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 4AF1(b),(c)	TSFR1M + 0.404%	4.5550	04/15/36	561,893
25,895	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 B2(d)		5.5000	09/25/33	25,357

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
135,820	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(c)	TSFR1M + 0.954%	5.0880	09/19/44	$ 120,882
834,221	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(c)	TSFR1M + 0.914%	5.0480	11/19/44	724,812
554,926	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(c)	TSFR1M + 0.914%	5.0480	11/19/44	512,071
1,512,757	DSLA Mortgage Loan Trust Series 2005-AR3 2A1B(c)	TSFR1M + 0.594%	4.7280	07/19/45	1,386,050
3,792,810	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(c)	TSFR1M + 0.254%	4.3880	04/19/47	2,963,832
209,774	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(d)		6.2820	08/25/32	208,367
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(c)	TSFR1M + 1.059%	5.2170	11/25/34	195,701
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(c)	TSFR1M + 1.134%	5.2920	11/25/34	177,687
248,998	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(c)	TSFR1M + 1.914%	6.0720	04/25/32	250,064
9,240	First Franklin Mortgage Loan Trust Series 2003-FFB X(d),(g)		0.0000	02/25/33	9,000
893,839	First Franklin Mortgage Loan Trust Series 2003-FF1(c)	TSFR1M + 2.739%	6.8970	03/25/33	1,195,897
397,650	First Franklin Mortgage Loan Trust Series 2003-FF4 M1(c)	TSFR1M + 1.914%	6.1950	10/25/33	395,804
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(c)	TSFR1M + 1.614%	5.7720	03/25/34	154,403
4,807,869	First Franklin Mortgage Loan Trust Series 2004-FFH2 M4(c)	TSFR1M + 1.689%	5.8470	06/25/34	4,357,481
1,053,418	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(c)	TSFR1M + 1.719%	6.0400	10/25/34	887,056
35,943	First Franklin Mortgage Loan Trust Series 2004-FFA X(b),(g)		0.0000	04/25/38	35,000
135,097	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(d)		5.0830	12/25/34	128,479
333,637	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(d)		4.5530	02/25/35	309,595
24,080	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(d)		4.6400	03/25/35	13,528
1,725,535	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(d)		3.2450	05/25/35	811,471
170,258	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(d)		5.4740	07/25/35	87,912
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(d),(g)		0.0000	07/25/36	—
11,105	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(d)		6.3660	05/25/30	10,909
13,500	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(d)		6.4650	05/25/30	13,398
142,573	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(c)	TSFR1M + 0.384%	4.5420	02/25/35	131,715
151,755	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(d)		4.7470	10/25/35	138,979
576,736	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(d)		7.0000	01/25/36	437,926
459,414	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(d)		3.5150	10/25/36	362,105
352,250	First Horizon Mortgage Pass-Through Trust Series 2004-AR1 3A1(d)		2.9890	05/25/37	288,187
31,135	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(d)		2.1610	07/25/37	14,899
148,033	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(b),(c)	TSFR1M + 1.714%	5.8720	01/25/29	148,217
267,008	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(b)		6.9900	01/25/29	268,051
662,591	Floating Rate Mortgage Pass-through Certificates Series 2 M3(c)	TSFR1M + 3.039%	7.1970	10/25/31	739,371
182,226	Fremont Home Loan Trust Series 1999-3 A1(c)	TSFR1M + 0.824%	4.9820	12/25/29	178,360

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
189,542	Fremont Home Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.904%	5.0620	12/25/29	$ 185,073
1,084,525	Fremont Home Loan Trust Series 2002-2 M1(c)	TSFR1M + 1.839%	5.9970	10/25/33	1,315,341
35,506	Fremont Home Loan Trust Series 2004-B M7(c)	TSFR1M + 3.114%	7.2720	05/25/34	31,641
4,659	Fremont Home Loan Trust Series 2005-A M3(c)	TSFR1M + 0.849%	5.0070	01/25/35	4,618
162,449	Global Mortgage Securitization Ltd. Series 2004-A A2(b),(c)	TSFR1M + 0.434%	4.5920	11/25/32	160,398
840,780	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(b),(c)	TSFR1M + 0.614%	4.7720	10/25/34	800,072
9,132	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(b),(c)	TSFR1M + 0.614%	4.7720	08/25/35	4,483
779,391	GMACM Home Equity Loan Trust Series 2005-HE3 A1VN(b),(c)	TSFR1M + 0.614%	4.7720	02/25/36	721,079
756,885	GMACM Home Equity Loan Trust Series 2007-HE2 A1(c)	TSFR1M + 0.254%	4.4120	12/25/37	704,888
574,330	GMACM Home Equity Loan Trust Series 2007-HE2 A4(f)		7.4240	12/25/37	566,199
108,825	GMACM Mortgage Loan Trust Series 2004-J2 A9(h)		0.0000	06/25/34	93,057
1,608,926	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(d)		3.6970	07/19/35	1,380,903
519,439	GMACM Mortgage Loan Trust Series 2004-GH1 B(f)		5.5000	07/25/35	381,729
272,150	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(d)		3.7630	11/19/35	238,173
611,985	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(c)	12MTA + 2.000%	6.1530	03/25/36	555,843
57,232	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(c)	TSFR1M + 0.534%	4.6920	04/25/36	51,312
230,353	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(c)	TSFR1M + 0.634%	4.7920	10/25/45	226,362
252,490	GreenPoint Mortgage Funding Trust Series 2005-AR4 3A1(c)	12MTA + 1.400%	5.5530	10/25/45	201,211
191,151	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(c)	TSFR1M + 0.674%	4.8320	11/25/45	142,130
1,431,426	GreenPoint Mortgage Loan Trust Series 2004-1 A(c)	TSFR1M + 1.264%	5.4220	10/25/34	1,210,072
312,037	GreenPoint MTA Trust Series 2005-AR3 1A1(c)	TSFR1M + 0.594%	4.7520	08/25/45	263,886
1,541,143	GSAA Home Equity Trust Series 2004-5 M2(f)		4.3110	06/25/34	1,380,635
165,126	GSAA Home Equity Trust Series 2005-3 B1(c)	TSFR1M + 1.989%	6.1470	12/25/34	164,497
953,375	GSAA Home Equity Trust Series 2005-2 B3(c)	TSFR1M + 3.564%	7.7220	12/25/34	898,594
575,421	GSAA Home Equity Trust Series 2005-9 M2(c)	TSFR1M + 0.864%	5.0220	08/25/35	576,559
309,422	GSAA Home Equity Trust Series 2007-7 A4(c)	TSFR1M + 0.654%	4.8120	07/25/37	299,800
75,703	GSAMP Trust Series 2004-HE1 M1(c)	TSFR1M + 0.939%	5.0970	05/25/34	70,191
1,198,286	GSAMP Trust Series 2004-SD1 M2(c)	TSFR1M + 2.514%	6.6720	06/25/34	1,079,221
3,806,171	GSAMP Trust Series 2004-AR2 M2(c)	TSFR1M + 1.014%	5.1720	08/25/34	4,055,812
140,046	GSMPS Mortgage Loan Trust Series 1998-2 A(b),(d)		7.7500	05/19/27	122,275
48,560	GSMPS Mortgage Loan Trust Series 1998-3 A(b),(d)		5.1250	09/19/27	47,043
41,172	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(d)		8.0000	09/19/27	40,271
109,006	GSMPS Mortgage Loan Trust Series 1999-2 A(b),(d)		8.0000	09/19/27	108,521
290,983	GSMPS Mortgage Loan Trust Series 2001-2 A(b),(d)		7.5000	06/19/32	285,206

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
82,682	GSR Mortgage Loan Trust Series 2003-1 B1(d)		5.7610	03/25/33	$ 78,388
8,655	GSR Mortgage Loan Trust Series 2003-1 A2(c)	H15T1Y + 1.750%	5.8800	03/25/33	8,652
63,798	GSR Mortgage Loan Trust Series 2003-3F B3(d)		5.9290	04/25/33	60,400
141,551	GSR Mortgage Loan Trust Series 2003-4F B3(d)		5.8940	05/25/33	143,398
36,219	GSR Mortgage Loan Trust Series 2003-9 A2(c)	TSFR12M + 2.465%	6.2240	08/25/33	35,677
28,007	GSR Mortgage Loan Trust Series 2004-15F 3A1(c)	TSFR1M + 0.414%	4.5720	12/25/34	25,586
211,758	GSR Mortgage Loan Trust Series 2005-1F 4A1(c)	TSFR1M + 0.414%	4.5720	01/25/35	197,421
51,194	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	50,882
87,275	GSR Mortgage Loan Trust Series 2005-AR5 1A1(d)		6.1720	10/25/35	83,338
200,938	GSR Mortgage Loan Trust Series 2005-AR7 5A1(d)		4.6040	11/25/35	169,683
959,677	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	921,078
415,764	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	400,931
311,538	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	300,424
1,026,456	GSR Mortgage Loan Trust Series 2006-2F 1A1		5.0000	02/25/36	946,297
157,685	GSR Mortgage Loan Trust Series 2006-1F 1A6(c)	TSFR1M + 1.064%	5.2220	02/25/36	1,236,468
705,335	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	503,979
7,056	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	55,204
4,612	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	23,902
1,203,458	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,053,547
1,422,005	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,244,871
100	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	710,000
100	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	540,000
200	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	939,000
38,331	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	100,636
204,027	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	535,672
103,547	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	271,860
9,191	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,575,000
16,441	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,290,000
84,186	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	178,626
150,781	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	725,410
737,176	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	436,361
411,259	GSR Mortgage Loan Trust Series 2007-AR1 3A1(d)		4.0350	03/25/37	356,875
1,102,006	GSR Mortgage Loan Trust Series 2007-AR1 1A1(d)		4.1650	03/25/37	535,194
171,627	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(d)		5.7240	05/25/37	156,964

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
52,449	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	$ 2,947,751
23,764	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	57,096
1,497,776	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,273,380
45,697	HarborView Mortgage Loan Trust Series 2003-1 B1(d)		5.0850	05/19/33	34,651
458,921	HarborView Mortgage Loan Trust Series 2003-1 A(d)		5.0850	05/19/33	421,001
221,134	HarborView Mortgage Loan Trust Series 2004-1 B1(d)		5.8290	04/19/34	156,031
681,846	HarborView Mortgage Loan Trust Series 2004-8 3A2(c)	TSFR1M + 0.914%	5.0480	11/19/34	578,469
62,903	HarborView Mortgage Loan Trust Series 2004-9 4A2(c)	TSFR1M + 0.894%	5.0280	12/19/34	53,793
3,111,520	HarborView Mortgage Loan Trust Series 2005-2 1A(c)	TSFR1M + 0.634%	1.1920	05/19/35	851,610
1,823,167	HarborView Mortgage Loan Trust Series 2005-16 4A1B(c)	12MTA + 2.000%	6.1530	01/19/37	1,429,463
18,412	Home Equity Asset Trust Series 2002-2 B1(c)	TSFR1M + 2.714%	6.8720	06/25/32	36,472
358,059	Home Equity Asset Trust Series 2002-5 B1(c)	TSFR1M + 4.364%	8.5220	05/25/33	381,654
160,222	Home Equity Asset Trust Series 2003-1 B2(c)	TSFR1M + 4.864%	9.0220	06/25/33	1,277,296
96,264	Home Equity Asset Trust Series 2003-8 B2(c)	TSFR1M + 3.364%	7.5220	04/25/34	143,365
41,806	Home Equity Asset Trust Series 2004-3 B1(c)	US0001M + 2.600%	6.8720	08/25/34	350,604
3,094,192	Home Equity Asset Trust Series 2004-5 M6(c)	TSFR1M + 2.064%	6.2220	11/25/34	3,328,145
3,766,672	Home Equity Asset Trust Series 2007-3 M1(c)	TSFR1M + 0.639%	4.7970	08/25/37	4,628,628
205,436	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(c)	TSFR1M + 0.784%	4.5590	12/25/31	371,508
451,374	Home Equity Mortgage Loan Asset-Backed Trust Series C AV(c)	TSFR1M + 0.364%	4.5590	12/25/31	437,119
100	Home Equity Mortgage Loan Asset-Backed Trust Series A MF2(f)		6.0980	10/25/32	410,000
187,292	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(c)	TSFR1M + 1.539%	5.6970	10/25/33	189,764
53,360	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(c)	TSFR1M + 2.139%	3.5220	07/25/34	51,441
173,434	Home Equity Mortgage Trust Series 2007-1 A1(c)	TSFR1M + 0.454%	4.6120	05/25/37	167,399
294,333	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	293,856
440,711	IMC Home Equity Loan Trust Series 1998-3 A7(f)		5.4320	08/20/29	435,976
35,465	IMC Home Equity Loan Trust Series 1998-5 A5(f)		5.2790	12/20/29	35,420
59,518	Impac CMB Trust Series 2004-10 3A2(c)	TSFR1M + 0.914%	5.0720	03/25/35	57,618
168,814	Impac CMB Trust Series 2005-4 2A1(c)	TSFR1M + 0.414%	4.8720	05/25/35	161,635
114,678	Impac CMB Trust Series 2005-4 2A2(c)	TSFR1M + 0.494%	5.0320	05/25/35	110,928
520,309	Impac CMB Trust Series 2005-4 2B1(c)	TSFR1M + 1.764%	6.7470	05/25/35	563,699
458,142	Impac CMB Trust Series 2005-7 A1(c)	TSFR1M + 0.634%	4.7920	11/25/35	414,340
146,485	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(d)		5.2370	08/25/33	143,733
107,163	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(d)		5.9390	07/25/35	102,680
96,711	IndyMac ARM Trust Series 2001-H1 1A(d)		5.8220	08/25/31	51,352

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
66,206	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 PO(h)		0.0000	09/25/37	$ 39,396
2,449,005	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 3A1(d)		4.5000	01/25/36	2,240,264
14,520	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(d)		5.4990	01/25/36	13,682
59,096	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(d)		4.4490	08/25/37	55,778
1,287,941	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(d)		4.4720	07/25/35	1,212,160
400,785	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 2A1(d)		3.5450	09/25/36	366,322
306,432	Irwin Home Equity Loan Trust Series 2006-P1 1A(b),(c)	TSFR1M + 0.394%	4.5520	12/25/36	298,845
150,026	Irwin Home Equity Loan Trust Series 2006-P1 2A3(b),(f)		6.3000	06/25/37	149,408
716,736	Jefferies Resecuritization Trust Series 2009-R6 7A5(b),(d)		5.5610	08/26/35	680,656
284,271	Jefferies Resecuritization Trust Series 2009-R7 6A2(b),(d)		4.5950	10/21/35	285,926
243,180	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	153,498
307,506	JP Morgan Mortgage Trust Series 2004-S2 2A13(c)	TSFR1M + 0.514%	4.6720	11/25/34	289,360
168,476	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	155,232
210,640	JP Morgan Mortgage Trust Series 2005-A6 5A1(d)		6.1800	08/25/35	213,922
556,836	JP Morgan Mortgage Trust Series 2005-A8 1A1(d)		5.0660	11/25/35	433,560
44,801	JP Morgan Mortgage Trust Series 2007-A2 3A1(d)		4.8260	04/25/37	37,139
131,096	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	128,715
49,981	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	49,900
1,133,727	JP Morgan Resecuritization Trust Series 2010-4 6A4(b),(d)		4.5000	10/26/36	1,044,065
1,387,085	Lehman A.B.S Manufactured Housing Contract Trust Series 2002 A C(e)		1.7570	06/15/33	1,380,837
743,386	Lehman Mortgage Trust Series 2005-2 5A1(c)	TSFR1M + 1.014%	5.1720	12/25/35	399,683
546,679	Lehman Mortgage Trust Series 2005-2 AX(e)		5.5000	12/25/35	81,419
119,708	Lehman Mortgage Trust Series 2005-2 5A2(c)	-4.600(TSFR1M + 0.114%) + 28.060%	8.4070	12/25/35	106,457
1,367,815	Lehman Mortgage Trust Series 2007-5 8A1(c)	TSFR1M + 0.394%	1.5590	08/25/36	198,738
1,384,359	Lehman Mortgage Trust Series 2007-5 8A2(c),(e)	-(TSFR1M + 0.114%) + 7.720%	3.4480	08/25/36	174,610
100,107	Lehman Mortgage Trust Series 2007-3 2A1(h)		0.0000	03/25/37	69,046
230,512	Lehman Mortgage Trust Series 2007-10 2A2		1.4880	01/25/38	61,629
144,907	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	93,486
2,422,951	Lehman XS Trust Series 2005-4 1M1(c)	TSFR1M + 0.864%	5.0220	10/25/35	2,828,484
561,612	Lehman XS Trust Series 2005-5N 1A2(c)	TSFR1M + 0.474%	4.6320	11/25/35	558,492
1,015,283	Lehman XS Trust Series 2007-3 1AA1(c)	TSFR1M + 0.434%	4.5920	03/25/37	870,519
237,286	Lehman XS Trust Series 2007-6 3A5(f)		4.2040	05/25/37	220,783
316,499	Lehman XS Trust Series 2006-2N 1A1(c)	TSFR1M + 0.634%	4.7920	02/25/46	284,903

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
1,913,359	Long Beach Mortgage Loan Trust Series 2002-1 M3(c)	TSFR1M + 3.864%	8.0220	05/25/32	$ 2,009,975
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(c)	TSFR1M + 3.489%	7.6470	06/25/33	466,270
396,610	Long Beach Mortgage Loan Trust Series 2003-3 M3(c)	TSFR1M + 5.364%	9.5220	07/25/33	808,510
210,200	Long Beach Mortgage Loan Trust Series 2004-5 A5(c)	TSFR1M + 0.674%	4.8320	09/25/34	210,436
334,354	Long Beach Mortgage Loan Trust Series 2004-5 A6(c)	TSFR1M + 0.694%	4.8520	09/25/34	332,603
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(c)	TSFR1M + 1.089%	5.2470	06/25/45	4,681,560
14,136	Luminent Mortgage Trust Series 2006-7 2A1(c)	TSFR1M + 0.454%	4.6120	12/25/36	12,404
168,749	Luminent Mortgage Trust Series 2006-7 1A1(c)	TSFR1M + 0.474%	4.6320	12/25/36	162,813
871,894	Luminent Mortgage Trust Series 2007-2 2A1(c)	TSFR1M + 0.574%	4.7320	05/25/37	797,198
89,988	MAFI II REMIC Trust Series 1999-A B1(b),(d)		8.0000	03/20/30	87,622
254,763	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(c)	TSFR1M + 2.364%	6.5220	11/25/34	251,041
2,535,437	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(c)	TSFR1M + 3.514%	7.6720	01/25/35	2,291,466
636,105	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(d)		4.4900	03/25/35	563,734
1,795,988	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(d)		1.7380	07/25/35	596,933
1,022,715	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(d)		1.7380	07/25/35	349,784
2,827,973	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(d)		5.0100	11/25/36	1,434,821
283,135	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(c)	12MTA + 0.800%	4.9530	12/25/46	253,015
3,343,952	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(c)	12MTA + 0.800%	4.9530	12/25/46	2,522,050
278,902	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(c)	TSFR1M + 0.794%	4.9520	05/25/47	232,214
9,825	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	9,357
531,348	MASTR Alternative Loan Trust Series 2004-13 9A2		1.7780	01/25/35	262,141
49,010	MASTR Alternative Loan Trust Series 2005-6 30PO(h)		0.0000	12/25/35	9,663
90,619	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	79,170
2,184,142	Mastr Asset Backed Securities Trust Series 2005-WF1 M9(c)	TSFR1M + 2.649%	6.8070	06/25/35	2,329,953
139,674	MASTR Asset Backed Securities Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	4.1070	04/25/33	143,575
935,949	MASTR Asset Backed Securities Trust Series 2004-OPT1 M1(c)	TSFR1M + 0.894%	5.0520	02/25/34	972,687
330,509	MASTR Asset Securitization Trust Series 2002-NC1 M3(c)	TSFR1M + 3.264%	7.4220	10/25/32	319,301
24,746	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	24,605
73,630	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	71,472
106,631	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	81,511
942,375	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	719,627
1,182,840	MASTR Reperforming Loan Trust Series 2005-1 1A4(b)		7.5000	08/25/34	864,569
44,141	MASTR Seasoned Securitization Trust Series 2003-1 3A2(c)	TSFR1M + 0.514%	4.6720	02/25/33	43,209
48,350	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B4(b),(d)		5.1370	10/20/29	48,038

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
31,425	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B5(b),(d)		5.1370	10/20/29	$ 28,822
1,194,335	MERIT Securities Corporation Series 11PA B3(b),(c)	US0001M + 2.364%	7.2100	09/28/32	1,136,731
109,094	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	105,199
242,111	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(d)		4.3610	04/25/37	211,922
1,720,262	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(c)	TSFR1M + 4.389%	8.5470	02/25/34	1,335,727
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(c)	TSFR1M + 3.189%	7.3470	10/25/35	856,791
154,386	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(h)		0.0000	08/25/36	—
1,817,725	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 B3(b),(c)	TSFR1M + 1.239%	5.3970	08/25/36	2,193,672
22,912	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(c)	TSFR1M + 1.059%	5.2170	08/25/28	20,696
20,561	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(c)	TSFR1M + 2.364%	6.5220	08/25/28	16,090
74,261	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(c)	TSFR1M + 1.014%	5.1720	10/25/28	71,238
90,544	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(d)		6.6160	06/25/37	89,680
72,783	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(d)		6.2160	03/25/33	62,966
262,830	Merrill Lynch Mortgage Investors Trust MLMI Series A1 M2(d)		6.1350	12/25/34	246,316
1,025,746	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(d)		2.1580	09/25/35	805,754
514,684	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC8 B2(c)	TSFR1M + 5.739%	9.8970	09/25/33	497,155
406,324	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC10 B3(c)	TSFR1M + 5.739%	9.8970	10/25/33	1,026,641
534,201	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC4 M1(c)	TSFR1M + 0.924%	5.0820	04/25/34	541,937
710,403	Morgan Stanley A.B.S Capital I, Inc. Trust Series SD2 B1(c)	TSFR1M + 4.164%	8.3220	04/25/34	783,391
383,131	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-SD3 B1(b),(c)	TSFR1M + 3.339%	7.4970	06/25/34	418,125
684,637	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-HE8 M2(c)	TSFR1M + 1.134%	5.2920	09/25/34	715,242
484,235	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2005-WMC2 M3(c)	TSFR1M + 0.819%	4.9770	02/25/35	481,085
1,657,826	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2007-NC4 A2D(c)	TSFR1M + 0.364%	4.5220	05/25/37	1,442,029
161,341	Morgan Stanley Dean Witter Capital I, Inc. Trust Series AM1 M2(c)	TSFR1M + 2.589%	6.7470	01/25/32	404,765
2,061	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2001-AM1 B1(c)	TSFR1M + 3.414%	7.7670	02/25/32	815,000
100	Morgan Stanley Dean Witter Capital I, Inc. Trust Series HE1 B1(c)	US0001M + 1.800%	6.7602	07/25/32	370,000
207,890	Morgan Stanley Dean Witter Capital I, Inc. Trust Series NC1 M3(c)	TSFR1M + 3.264%	7.4220	11/25/32	328,473
1,642,789	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-NC2 B1(c)	TSFR1M + 5.739%	9.8970	02/25/33	1,770,163
4,288	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3 B2(c)	TSFR1M + 5.739%	11.0640	02/25/33	1,455,000
74,809	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1 A1(d)		5.2220	03/25/33	67,193
177,341	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	176,530
70,999	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(c)	TSFR1M + 0.849%	5.0070	11/25/35	249,744
398,070	Morgan Stanley Mortgage Loan Trust Series 2005-9AR(d)		5.3340	12/25/35	371,157

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
700,507	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	$ 385,537
67,933	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	61,969
11,965	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(b)		5.5000	11/26/34	10,951
2,610,326	Morgan Stanley Re-REMIC Trust Series 2011-R1 1B(b),(d)		5.9420	02/26/37	3,207,002
532,441	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(b),(d)		7.0600	02/26/29	479,863
1,116,030	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(b),(d)		5.8710	11/21/35	998,655
12,384,694	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(b),(c)	TSFR1M + 0.454%	4.7350	04/16/36	9,090,591
2,196,362	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(c)	TSFR1M + 0.514%	4.6720	04/25/36	1,603,350
200,092	MortgageIT Trust Series 2004-1 B2(c)	TSFR1M + 3.339%	7.4970	11/25/34	195,976
338,798,775	MortgageIT Trust Series 2005-2(g)		0.0000	05/25/35	3,212,499
219,822	MortgageIT Trust Series 2005-3 B3(c)	TSFR1M + 3.864%	8.0220	08/25/35	310,157
200	MortgageIT Trust Series 2005-4 M3(c),(g)	US0001M + 0.855%	0.0000	10/25/35	958,125
787,971	MortgageIT Trust Series 2005-5 M2(c)	TSFR1M + 0.969%	5.1270	12/25/35	2,223,903
425,989	New Century Home Equity Loan Trust Series 2003-3 M3(c)	TSFR1M + 3.684%	7.8420	07/25/33	691,469
156,883	New Century Home Equity Loan Trust Series 2003-A M1(b),(c)	TSFR1M + 1.239%	3.2820	10/25/33	179,782
1,233	New Century Home Equity Loan Trust Series 2003-5 AI7(d)		4.8340	11/25/33	1,228
894,006	New Century Home Equity Loan Trust Series 2003-6 M1(c)	TSFR1M + 1.194%	5.3520	01/25/34	901,497
145,902	New Century Home Equity Loan Trust Series 2004-2 M2(c)	TSFR1M + 1.044%	5.2020	08/25/34	195,448
10,078,237	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(d),(e)		0.5000	08/25/59	160,105
14,164,446	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(d),(e)		0.7500	08/25/59	333,512
6,745	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AP1 A5(f)		5.8030	03/25/34	6,685
45,081	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AR1 5A3(c)	TSFR1M + 1.134%	5.2920	08/25/34	44,691
1,956,877	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AR2 M2(c)	TSFR1M + 1.814%	5.9720	10/25/34	2,047,445
1,599,108	Nomura Asset Acceptance Corporation Alternative Loan Series 2006-AF1 2A(d)		4.8940	06/25/36	1,170,629
663,917	Nomura Asset Acceptance Corporation Alternative Loan Series AF2 4A(d)		5.7830	08/25/36	650,831
7,374,645	Nomura Asset Acceptance Corporation Alternative Loan Series 2007-3 A1(c)	US0001M + 0.260%	4.5320	07/25/37	6,705,216
3,700,970	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A2(c)	TSFR1M + 0.514%	4.6720	07/25/37	3,353,962
2,975,153	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A4(c)	TSFR1M + 0.574%	4.7320	07/25/37	2,707,990
4,775,840	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A3(c)	TSFR1M + 0.754%	4.9120	07/25/37	4,342,163
529,718	NovaStar Mortgage Funding Trust Series 2003-2 M2(c)	TSFR1M + 2.889%	7.0470	09/25/33	536,208
585,063	NovaStar Mortgage Funding Trust Series 2006-MTA1 2A1A(c)	TSFR1M + 0.494%	0.3980	09/25/46	535,808

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
184,971	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	$ 177,983
2,098	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	2,025
521,022	Oakwood Mortgage Investors, Inc. Series 1997-C B1(d)		7.4500	11/15/27	523,240
697,418	Oakwood Mortgage Investors, Inc. Series 1997-D B1(d)		7.3250	02/15/28	702,980
503,290	Oakwood Mortgage Investors, Inc. Series 1998-D M1(b)		7.4150	01/15/29	506,930
930,894	Oakwood Mortgage Investors, Inc. Series D M1(d)		8.0000	11/15/29	939,485
1,054,140	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	1,034,280
1,681,641	Oakwood Mortgage Investors, Inc. Series 2001-D A2(d)		3.1940	08/15/31	563,696
3,124,253	Oakwood Mortgage Investors, Inc. Series 2002-A M1(d)		7.7600	03/15/32	3,150,572
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(c)	TSFR1M + 2.589%	6.7470	01/25/34	149,819
139,759	Option One Mortgage Loan Trust Series 2004-2 M5(c)	TSFR1M + 3.114%	7.2720	05/25/34	133,402
813,510	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(f)		5.8660	01/25/37	699,561
159,129	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(f)		5.6800	03/25/37	140,936
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(f)		6.1020	03/25/37	310,870
626,280	Option One Woodbridge Loan Trust Series 2004-1 M(b),(c)	TSFR1M + 1.614%	5.7720	02/25/34	621,087
430,583	Origen Manufactured Housing Contract Trust Series 2007-A A2(d)		6.6050	04/15/37	400,068
2,436,476	Origen Manufactured Housing Contract Trust Series 2006-A A2(d)		5.3950	10/15/37	2,184,656
4,732,330	Ownit Mortgage Loan Trust Series 2005-4 M1(c)	TSFR1M + 0.939%	5.0970	08/25/36	4,286,269
669,460	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series WCW3 M2(c)	TSFR1M + 0.849%	5.0070	08/25/35	670,282
195,944	PHHMC Series Trust Series 2006-4 B1(d)		6.3010	12/18/36	196,391
60,108	Popular A.B.S, Inc. Series 1998-1 A1(f)		7.2000	12/25/29	57,807
61,338	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	60,921
1,511,791	Prime Mortgage Trust Series 2006-DR1 2A1(b)		5.5000	05/25/35	1,420,937
380,405	Prime Mortgage Trust Series 2006-DR1 2A2(b)		6.0000	05/25/35	325,353
394,445	Provident Bank Home Equity Loan Trust Series 1984-4 A6		6.6900	01/25/30	382,901
359,000	Provident Bank Home Equity Loan Trust Series 1998-4 A9(c)	TSFR1M + 3.614%	7.7720	01/25/30	340,397
1,022,432	Provident Bank Home Equity Loan Trust Series 1999-3 A3(c)	TSFR1M + 0.894%	4.6620	01/25/31	955,836
124,195	Provident Bank Home Equity Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.954%	4.6920	01/25/31	114,006
316,206	Provident Bank Home Equity Loan Trust Series 2004-2 A1(c)	TSFR1M + 0.654%	4.8120	08/25/31	301,108
312,902	Quest Trust Series 2003-X3 M3(b),(c)	TSFR1M + 4.989%	9.1470	02/25/34	443,290
366,606	RAAC Series Trust Series 2005-RP2 M6(b),(c)	US0001M + 3.115%	6.2720	06/25/35	367,285
1,873,172	RAAC Series Trust Series 2006-SP4 M4(c)	TSFR1M + 2.514%	6.6720	11/25/36	1,871,565
1,572,143	RAAC Series Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.0970	09/25/45	1,154,633

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
4,599,239	RAAC Series Trust Series 2006-RP1 M3(b),(c)	TSFR1M + 2.889%	6.1220	10/25/45	$ 4,588,726
2,759,324	RAAC Series Trust Series 2006-RP1 M4(b),(c)	TSFR1M + 2.927%	6.1470	10/25/45	2,806,512
4,000,000	RAAC Series Trust Series 2006-RP4 M2(c)	TSFR1M + 1.614%	5.7720	01/25/46	3,996,473
303,149	RALI Series Trust Series 2004-QA4 NB1(d)		5.5770	09/25/34	271,241
190,597	RALI Series Trust Series 2004-QA4 NB21(d)		5.6820	09/25/34	184,362
321,862	RALI Series Trust Series 2004-QA6 NB2(d)		4.4110	12/26/34	299,122
840,079	RALI Series Trust Series 2004-QA6 NB4(d)		4.9330	12/26/34	757,450
1,761,178	RALI Series Trust Series 2005-QA2 A1I(d)		1.4360	02/25/35	571,200
163,593	RALI Series Trust Series 2005-QA2 NB2(d)		4.9060	02/25/35	145,284
1,498,229	RALI Series Trust Series 2005-QA2 A1II(d)		4.9270	02/25/35	828,282
169,643	RALI Series Trust Series 2005-QA3 NB4(d),(g)		0.0000	03/25/35	31,608
56,971	RALI Series Trust Series 2005-QA3 NB1(d)		3.6580	03/25/35	31,059
670,505	RALI Series Trust Series 2005-QA6 NB23(d)		2.2550	05/25/35	314,101
342,457	RALI Series Trust Series 2005-QA8 CB21(d)		5.1900	07/25/35	173,059
27,556	RALI Series Trust Series 2005-QA8 NB2(d)		5.2730	07/25/35	25,964
2,608,410	RALI Series Trust Series 2005-QA9 NB21(d)		1.6610	08/25/35	901,264
1,110,942	RALI Series Trust Series 2005-QA9 CB3(d)		4.8240	08/25/35	1,015,970
4,967,776	RALI Series Trust Series 2005-QA11 3A1(d)		1.7660	10/25/35	1,668,939
997,659	RALI Series Trust Series 2005-QA12 CB3(d)		5.1560	12/25/35	917,831
121,079	RALI Series Trust Series 2005-QA12 NB2(d)		6.4580	12/25/35	118,201
99,115	RALI Series Trust Series 2006-QA2 3A1(d)		6.2930	02/25/36	82,991
7,164,933	RALI Series Trust Series 2006-QS11 2A1		1.8440	08/25/36	2,375,953
252,368	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	200,142
597,401	RALI Series Trust Series 2005-QO4 2A1(c)	TSFR1M + 0.674%	4.8320	12/25/45	363,324
2,949,446	RALI Series Trust Series 2007-QO5 A(c)	12MTA + 3.120%	0.7650	08/25/47	427,430
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	206,317
373,497	RAMP Series Trust Series 2005-SL2 A5		0.0010	10/25/31	143,090
387,803	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	348,193
344,239	RAMP Series Trust Series 2004-SL3 A4		3.8360	12/25/31	155,530
369,504	RAMP Series Trust Series 2005-SL1 A3		0.9220	05/25/32	49,012
594,331	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	380,940
235,790	RAMP Series Trust Series 2004-SL4 A5		1.8660	07/25/32	75,887
650,166	RAMP Series Trust Series 2003-RS7 MII2(c)	TSFR1M + 1.914%	4.7010	08/25/33	630,919
357,703	RAMP Series Trust Series 2003-RS10 MII2(c)	TSFR1M + 1.814%	4.8140	11/25/33	353,929

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
1,662,458	RAMP Series Trust Series 2004-RS7 A3(d)		5.5780	07/25/34	$ 1,491,500
158,183	RAMP Series Trust Series 2006-RS6 A4(c)	TSFR1M + 0.654%	4.8120	11/25/36	129,855
2,612,147	RASC Series Trust Series 2004-KS11 M2(c)	US0001M + 1.000%	5.2480	12/25/34	2,788,640
2,040,349	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,785,806
440,400	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	387,551
1,272,421	RBSSP Resecuritization Trust Series 2009-6 8A3(b),(d)		4.1120	08/26/35	359,051
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(f)		3.9450	03/25/33	46,568
66,124	Renaissance Home Equity Loan Trust Series 2004-3 AF6(f)		5.3240	11/25/34	62,830
32,809	Renaissance Home Equity Loan Trust Series 2005-4 A4(f)		5.8250	02/25/36	32,481
51,243	Reperforming Loan REMIC Trust Series 2004-R1 2A(b)		6.5000	11/25/34	49,985
159,378	Reperforming Loan REMIC Trust Series 2004-R1 3A(b)		7.5000	11/25/34	159,115
248,656	Reperforming Loan REMIC Trust Series 2006-R2 AF1(b),(c)	TSFR1M + 0.534%	4.6920	07/25/36	236,204
145,678	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	79,558
195,895	Residential Asset Securitization Trust Series 2004-A2 2A1(c)	TSFR1M + 0.664%	4.8220	05/25/34	187,405
226,790	Residential Asset Securitization Trust Series 2006-A3CB PO(h)		–	01/25/46	2
168,786	Residential Asset Securitization Trust Series 2006-A3CB AX(d),(e)		6.0000	01/25/46	30,816
710,397	RFMSI Series Trust Series 2005-SA1 2A(d)		4.0650	03/25/35	652,360
182,140	RFMSI Series Trust Series 2005-SA3 3A(d)		5.5600	08/25/35	158,117
591,137	RFMSI Series Trust Series 2005-SA5 2A(d)		5.3280	11/25/35	530,463
99,646	RFMSI Series Trust Series 2006-SA1 2A1(d)		6.0970	02/25/36	91,818
69,650	RFMSI Series Trust Series 2006-SA3 3A1(d)		5.5770	09/25/36	59,947
988,485	RFMSI Series Trust Series 2007-S9 1A1		2.2720	10/25/37	448,807
881,588	RFSC Series Trust Series 2002-RP2 A1(b),(c)	TSFR1M + 1.614%	5.7720	10/25/32	858,743
284,083	RFSC Trust Series 2002-RP1 A1(b),(c)	TSFR1M + 0.974%	5.1320	03/25/33	278,835
36,911	SACO I Trust Series 2005-WM2 M1(c)	TSFR1M + 0.939%	5.0970	07/25/35	41,988
17,666	SACO I Trust Series 2007-2 A1(c)	TSFR1M + 0.434%	4.5920	02/25/37	17,883
557,924	Sail Net Interest Margin Notes Series BC1A B(b),(h)		–	01/27/33	475,436
576,011	Sail Net Interest Margin Notes Series 2003-6A A(b)		7.0000	07/27/33	1,885,884
2,464,373	SASCO ARC NIM Series 2003-5(b)		6.0000	06/27/33	2,457,846
802,959	Sasco Net Interest Margin Trust Series BC2 C(b),(c)	TSFR1M + 3.114%	7.2800	02/27/33	830,426
851,698	Saxon Asset Sec Trust Mortgage Loan Asset Backed Certificates Series 1999-5 BF(d)		9.3000	08/25/28	803,874
2,148,923	Saxon Asset Securities Trust Series 2001-2 M1(c)	TSFR1M + 0.909%	5.0670	03/25/31	1,869,536
284,320	Securitized Asset Backed Receivables, LLC Trust Series OP2 A2(c)	TSFR1M + 0.814%	4.9720	08/25/34	273,975

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
10,633	Sequoia Mortgage Trust Series 6 B2(c)	TSFR1M + 1.164%	4.8700	04/19/27	$ 9,779
17,922	Sequoia Mortgage Trust Series 2003-4 2B2(d)		5.8360	07/20/33	17,111
27,172	Sequoia Mortgage Trust Series 2003-4 2B3(d)		5.8360	07/20/33	25,838
12,088	Sequoia Mortgage Trust Series 2003-4 2B5(d)		5.8360	07/20/33	8,889
92,408	Sequoia Mortgage Trust Series 2004-1 B1(c)	TSFR1M + 0.939%	5.0750	02/20/34	76,716
3,156,043	SHARPS OTC Series 2002-AQ1N(g)		0.0000	04/25/31	2,150,000
35,922	Sofi Mortgage Trust Series 2016-1A 1AMF(b),(d)		3.0000	11/25/46	32,188
24,040	Soundview Home Loan Trust Series 2004-1 M2(c)	TSFR1M + 1.134%	5.2920	07/25/34	22,196
142,932	Soundview Home Loan Trust Series 2004-1 M7(c)	TSFR1M + 3.039%	7.1970	07/25/34	118,971
930,065	Soundview Home Loan Trust Series 2004-1 M9(c)	TSFR1M + 4.989%	9.1470	07/25/34	759,480
27,443,586	Soundview Home Loan Trust Series 2007-OPT4 X1(d),(e)		0.5490	09/25/37	666,248
1,310,341	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(c)	TSFR1M + 0.424%	4.5820	07/25/35	774,781
126,575	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(d)		3.8430	04/25/47	117,495
260,149	Structured Asset Investment Loan Trust Series 2003-BC2 M1(c)	TSFR1M + 1.494%	5.6520	04/25/33	266,599
264,045	Structured Asset Investment Loan Trust Series 2003-BC10 M2(c)	TSFR1M + 2.889%	7.0470	10/25/33	307,311
2,398,064	Structured Asset Investment Loan Trust Series 2003-BC10 M3(c)	TSFR1M + 3.414%	7.5720	10/25/33	2,613,790
312,722	Structured Asset Investment Loan Trust Series 2003-BC10 M4(c)	TSFR1M + 4.614%	8.7720	10/25/33	567,299
223,724	Structured Asset Investment Loan Trust Series 2004-8 A1(c)	TSFR1M + 0.664%	4.8220	09/25/34	215,728
759,775	Structured Asset Investment Loan Trust Series 2004-8 A6(c)	TSFR1M + 0.914%	5.0720	09/25/34	737,862
395,796	Structured Asset Investment Loan Trust Series 2004-8 A9(c)	TSFR1M + 1.114%	5.2720	09/25/34	404,235
151,041	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(d)		4.8850	10/19/34	140,577
163,457	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(c)	TSFR1M + 0.514%	4.6480	02/19/35	164,630
1,089,862	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(c)	TSFR1M + 0.514%	4.6720	02/25/36	887,989
1,382,657	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(c)	TSFR1M + 0.734%	4.8920	02/25/36	1,401,805
4,212,945	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(d)		1.0890	05/25/36	808,351
103,720	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(d)		2.5900	05/25/36	42,345
48,044	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(c)	TSFR1M + 0.414%	4.5720	02/25/37	46,292
580,542	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(c)	TSFR1M + 0.374%	1.6840	03/25/37	219,574
513,612	Structured Asset Mortgage Investments II Trust Series AR6 1A2(c)	TSFR1M + 0.834%	4.9920	09/25/45	465,865
1,257,347	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(c)	TSFR1M + 0.534%	2.4150	05/25/46	562,851
961,973	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(c)	TSFR1M + 0.534%	4.6920	05/25/46	681,247
211,579	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(c)	TSFR1M + 1.314%	5.4480	05/19/33	195,663

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
62,525	Structured Asset Securities Corporation Assistance Loan Series AL2 B1(b)		3.3560	01/25/31	$ 53,755
111,878	Structured Asset Securities Corporation Mortgage Series 2003-39EX M3(f)		3.4340	08/25/33	130,866
863,000	Structured Asset Securities Corporation Mortgage Series 2004-9XS 2M2(f)		5.7500	05/25/34	975,060
326,523	Structured Asset Securities Corporation Mortgage Series 2004-11XS 1A5A(f)		4.7700	06/25/34	323,869
848,847	Structured Asset Securities Corporation Mortgage Certificates Series 2003-31A B1(d)		5.8560	10/25/33	769,708
108	Structured Asset Securities Corporation Mortgage Loan Series 2005-2XS 2A2(c)	TSFR1M + 1.614%	5.8950	02/25/35	1,079
157,113	Structured Asset Securities Corporation Mortgage Loan Series WF2 B2(b),(c)	TSFR1M + 3.864%	8.0220	05/25/35	162,046
129,937	Structured Asset Securities Corporation Mortgage Loan Series RF3 2A(b),(d)		5.4460	10/25/36	123,219
16,794	Structured Asset Securities Corporation Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	16,733
456,109	Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 1998-6 B2		6.5000	07/25/28	378,610
1,151,741	Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2003-40A B1(c)		5.2880	01/25/34	906,569
1	Structured Asset Securities Mortgage Pass-Through Series 2002-21A B1II(d)		6.5470	11/25/32	1
2,674,618	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 1A1		1.0440	04/25/36	698,472
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	298,251
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.2700	07/25/36	145,259
1,175,332	TBW Mortgage-Backed Trust Series 2006-6 A2B(f)		0.8590	01/25/37	246,761
283,584	Terwin Mortgage Trust Series 2004-1HE M2(b),(c)	TSFR1M + 2.589%	6.7470	02/25/34	216,075
2,346,558	Terwin Mortgage Trust Series 2004-21HE 2M3(b),(c)	TSFR1M + 2.739%	6.8970	12/25/34	2,359,811
3,050,000	Terwin Mortgage Trust Series 2006-8 1A2(b),(d)		0.0580	08/25/37	1,378,604
896,246	Terwin Mortgage Trust Series 2006-9HGA A3(b),(c)	TSFR1M + 0.674%	1.3230	10/25/37	277,535
152,477	Terwin Mortgage Trust Series 2006-17HE A2B1(b),(c)	TSFR1M + 0.514%	4.6720	01/25/38	200,911
268,124	Terwin Mortgage Trust Series 2007-6ALT A2(b),(c)	TSFR1M + 0.714%	4.8720	08/25/38	205,356
466,607	Terwin Mortgage Trust Series TMTS Series 2003-2HE(c)	TSFR1M + 1.014%	5.1720	07/25/34	511,082
360,891	Terwin Mortgage Trust Series TMTS Series 2004-3HE B2(b),(c)	TSFR1M + 2.964%	7.1220	03/25/35	423,145
113,410	Thornburg Mortgage Securities Trust Series 2007-3 2A1(c)	TSFR12M + 1.965%	5.5830	06/25/47	111,016
3,060,718	Truman Capital Mortgage Loan Trust Series 2002-2 M2(b),(c)	TSFR1M + 4.764%	8.9220	11/25/32	2,674,847
380,100	Truman Capital Mortgage Loan Trust Series 2006-1 M1(b),(c)	TSFR1M + 0.834%	4.9920	03/25/36	354,682
200,207	Truman Capital Mortgage Loan Trust Series 2005-1 M1(b),(c)	TSFR1M + 1.464%	5.6220	03/25/37	228,316
524,244	UCFC Home Equity Loan Trust Series 1998-D BV1(c)	TSFR1M + 3.364%	7.5150	12/15/28	670,285

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
72,019	UCFC Manufactured Housing Contract Series 1997-3 M		7.1150	01/15/29	$ 71,638
722,642	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	720,286
757,726	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(b),(d)		4.5050	02/16/36	706,730
1,750,372	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(b),(d)		4.5050	02/16/36	1,666,752
560,927	Voyager CNTYW Delaware Trust Series 2009-1 5AX4(b),(d),(e)		4.6050	02/16/36	523,237
4,593,834	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(b),(d)		4.4650	05/16/36	4,418,181
965,902	Voyager IDYMC Delaware Trust Series 1 UAA3(b),(c)	US0001M + 1.700%	4.4420	09/26/36	924,158
2,295,401	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(d),(e)		1.0000	02/25/38	496,555
829,338	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(d)		3.9200	08/20/35	765,257
339,182	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(d)		6.3580	08/20/35	332,835
32,303	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(d)		2.8570	05/20/36	30,489
17,103	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(b),(d)		6.1730	12/19/39	13,129
19,149	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(b),(d)		6.1730	12/19/39	17,110
25,522	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(b),(d)		6.1730	12/19/39	23,051
74,834	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(d)		6.1730	12/19/39	69,520
80,698	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(d)		7.3700	10/25/32	77,720
327,689	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(d)		5.6500	02/25/33	311,189
1,041,865	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(d)		3.4080	06/25/33	463,571
26,668	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(d)		5.7750	06/25/33	26,716
74,263	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(d)		6.3810	06/25/33	73,280
139,387	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(d)		6.1390	09/25/33	109,515
146,330	WaMu Mortgage Pass-Through Certificates Series AR9 1B1(d)		6.1390	09/25/33	135,359
529,604	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(d)		5.9700	01/25/34	511,579
52,046	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	52,501
32,685	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(d)		4.6470	12/25/35	29,873
34,900	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(d)		3.8660	10/25/36	30,834
165,548	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(d)		3.5720	11/25/41	147,673
49,035	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(b),(c)	12MTA + 1.400%	5.5530	06/25/42	40,800
62,243	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(c)	12MTA + 1.400%	5.5530	06/25/42	55,518
60,344	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(c)	12MTA + 1.400%	5.5530	06/25/42	54,718
120,417	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(c)	12MTA + 1.400%	5.5530	06/25/42	110,089
33,505	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(c)	12MTA + 1.400%	5.5530	08/25/42	32,267

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.6% (Continued)
6,659	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(c)	12MTA + 1.400%	5.5530	08/25/42	$ 4,022
3,576,075	Washington Mutual Asset-Backed Certificates Series 2006-HE5 1A(c)	TSFR1M + 0.424%	4.1290	10/25/36	2,728,626
1,188,596	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,029,220
403,604	Washington Mutual Mortgage Pass-Through Series 7 1A2(c)	TSFR1M + 0.564%	4.7220	09/25/35	327,859
314,741	Washington Mutual Mortgage Pass-Through Series 9 5A4(c)	TSFR1M + 35.094%	4.6020	11/25/35	317,614
1,609,961	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(c)	TSFR1M + 0.614%	4.7720	02/25/36	1,353,630
422,593	Washington Mutual Mortgage Pass-Through Series 2006-2 1A4(c)	US0001M + 0.700%	4.9720	03/25/36	389,071
560,978	Washington Mutual Mortgage Pass-Through Series 2 1A1		6.0000	03/25/36	555,999
2,270,811	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,777,681
393,453	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(c)	12MTA + 0.940%	5.0930	07/25/46	242,021
778,413	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(c)	12MTA + 0.960%	5.1130	08/25/46	448,009
16,148	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(b)		6.5000	10/19/29	15,736
16,148	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(b)		6.5000	10/19/29	15,729
20,272	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(d)		4.6330	02/25/33	19,804
375,198	Washington Mutual MSC Mortgage Pass-Through Series AR1 B2(d)		5.2630	02/25/33	326,783
273,596	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(b),(d)		5.7600	02/25/33	2,698
30,941	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	30,776
39,482	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(d)		5.7500	03/25/33	36,632
19,312	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	19,925
553,093	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(d)		4.9600	05/25/33	545,884
454,536	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(d)		6.9980	07/25/33	379,163
7,712	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(d)		4.9800	04/25/34	7,866
1,232,491	Wells Fargo Home Equity Asset-Backed Securities Series 2W AI8I		4.9000	09/25/34	1,225,097
483,254	Wells Fargo Home Equity Asset-Backed Securities Series 2 M7(c)	TSFR1M + 4.614%	8.7720	10/25/34	501,929
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(c)	TSFR1M + 2.664%	6.8220	04/25/35	708,681
110,858	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(c)	US0001M + 3.750%	8.0220	04/25/35	118,299
22,513	Wells Fargo Mortgage Backed Securities Series 2003-I B2(d)		6.3990	09/25/33	17,671
21,487	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(d)		6.4900	07/25/34	21,923
					501,396,371
	OTHER ABS — 0.1%
64,224	AFC Trust Series 2000-4 1A(b),(c)	TSFR1M + 0.884%	5.0420	01/25/31	63,702
197,286	Conseco Finance Securitizations Corporation Series 2001-3 M1(d)		7.1500	05/01/33	204,408

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.0% (Continued)
	OTHER ABS — 0.1% (Continued)
668,943	Credit-Based Asset Servicing and Securitization Series 2003-RP1 M2(b),(c)	TSFR1M + 4.614%	8.7720	03/25/33	$ 570,256
7,871	Oakwood Mortgage Investors, Inc. Series 1996-B B1(b),(d)		8.4500	10/15/26	7,825
95,184	Oakwood Mortgage Investors, Inc. Series C B1(b)		7.9600	04/15/27	94,674
					940,865
	RESIDENTIAL MORTGAGE — 0.9%
451,756	Argent Securities Inc Asset-Backed Pass-Through Series W11 M3(c)	TSFR1M + 1.239%	5.3970	11/25/34	452,849
473,304	Countrywide Asset-Backed Certificates Series 8 M2(c)	TSFR1M + 1.314%	5.4720	12/25/34	472,463
4,468,397	CWABS Asset-Backed Certificates Trust Series 2006-14 M1(c)	TSFR1M + 0.549%	4.7070	02/25/37	4,627,087
278,598	First Franklin Mortgage Loan Trust Series 2004-FF5 A3C(c)	TSFR1M + 1.114%	5.2720	08/25/34	262,695
417,833	First Franklin Mortgage Loan Trust Series 2004-FFH3 M2(c)	TSFR1M + 1.044%	5.2020	10/25/34	412,416
1,096,856	Fremont Home Loan Trust Series 2003-1 M1(c)	TSFR1M + 1.389%	5.5470	02/25/33	1,223,058
240,402	Merrill Lynch Mortgage Investors Trust Series Series WMC5 M1(c)	TSFR1M + 1.044%	5.2020	07/25/35	240,553
152,228	RAAC Series Trust Series 2006-SP4 M3(c)	TSFR1M + 1.614%	5.7720	11/25/36	152,066
290,866	Securitized Asset Backed Receivables, LLC Trust Series DO1 M2(c)	TSFR1M + 2.064%	6.2220	07/25/34	348,990
3,700,207	Structured Asset Investment Loan Trust Series BC12 2A(c)	TSFR1M + 0.834%	4.9920	11/25/33	3,678,322
					11,870,499
	STUDENT LOANS — 0.1%
1,461,006	National Collegiate Trust Series 2007-A B(b),(c)	US0001M + 0.450%	5.0500	11/25/34	1,358,492

	TOTAL ASSET BACKED SECURITIES (Cost $989,922,954)				1,001,380,851

	CORPORATE BONDS — 14.1%
	BANKING — 0.3%
3,410,000	Southern Financial		10.6000	09/07/30	3,449,679

	INSURANCE — 12.2%
8,499,684	Ambac Assurance Corporation		5.1000	06/07/60	10,539,608
93,645,891	Ambac Assurance Corporation(b)		5.1000	06/07/69	116,120,905
10,652,561	MBIA Global Funding, LLC(a),(b),(h)		0.0000	12/15/31	5,294,857
62,490,325	MBIA Global Funding, LLC(a),(h)		0.0000	12/15/33	23,277,646
					155,233,016

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.1% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
3,500,000	Brixmor, LLC		7.6500	11/02/26	$ 3,466,530
1,630,000	Brixmor, LLC		6.9000	02/15/28	1,619,052
					5,085,582
	SPECIALTY FINANCE — 1.2%
13,697,066	MSP Deer Finance Syndicated Loan(g)		17.0000	04/09/26	7,533,386
1,988,199	PDOF MSN Issuer, LLC(b),(c)	SOFRRATE + 4.500%	8.6300	03/01/26	1,959,119
830,739	US Capital Funding II Ltd.(a),(b),(c)	TSFR3M + 1.912%	6.2080	08/01/34	753,720
1,275,000	X-Caliber Funding, LLC(b)		11.0000	10/25/25	1,265,565
4,000,000	X-Caliber Funding, LLC(b)		7.0000	09/24/26	3,959,920
					15,471,710
	TOTAL CORPORATE BONDS (Cost $204,604,217)				179,239,987

	TERM LOANS — 0.1%
	PROFESSIONAL SERVICES — 0.1%
1,801,915	Farrel & Fuller Delayed Draw Term Loan		18.0000	03/13/29	1,815,429

	TOTAL TERM LOANS (Cost $1,801,915)				1,815,429

Shares
	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
82,110,537	First American Treasury Obligations Fund, Class X, 4.02% (Cost $82,110,537)(i)				82,110,537

	TOTAL INVESTMENTS - 100.5% (Cost $1,287,992,498)				$ 1,274,092,804
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%				(6,044,346)
	NET ASSETS - 100.0%				$ 1,268,048,458

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by Country United States
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	1 Month Secured Overnight Financing Rate
TSFR3M	3 Month Secured Overnight Financing Rate
TSFR6M	6 Month Secured Overnight Financing Rate
TSFR12M	12 Month Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month

(a)	Illiquid security. The total fair value of these securities as of September 30, 2025 was $56,994,656, representing 4.6% of net assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is $628,653,786 or 49.6% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable rate security; the rate shown represents the rate on September 30, 2025.
(e)	Interest only securities.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2025.
(g)	Non-income producing security.
(h)	Zero coupon bond.
(i)	Rate disclosed is the seven day effective yield as of September 30, 2025.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 81.6%
	EQUITY - 81.6%
5,606	SPDR S&P 500 ETF			$ 3,734,605
8,800	Vanguard S&P 500 ETF			5,388,944
				9,123,549

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,884,668)			9,123,549

	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
474,601	First American Treasury Obligations Fund, Class X, 4.02% (Cost $474,601)(a)			474,601

	TOTAL INVESTMENTS - 85.8% (Cost $8,359,269)			$ 9,598,150
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.2%			1,582,715
	NET ASSETS - 100.0%			$ 11,180,865

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
5	CBOT 10 Year US Treasury Note Future	12/22/2025	$ 562,500	$ (328)
1	CBOT 5 Year US Treasury Note Future	01/02/2026	109,195	86
6	CBOT Soybean Oil Future(c)	12/15/2025	178,164	(12,385)
1	CBOT US Treasury Bond Future	12/22/2025	116,594	(125)
1	CME E-Mini NASDAQ 100 Index Future	12/22/2025	498,035	1,320
2	CME E-mini Russell 2000 Index Future	12/22/2025	245,550	720
9	CME E-Mini Standard & Poor's 500 Index Future	12/22/2025	3,032,438	13,738
1	CME Ether Future(c)	11/03/2025	209,575	395
30	CME Mexican Peso Currency Future	12/16/2025	811,800	5,080
37	CME Micro Bitcoin Future(c)	11/03/2025	426,185	10,713
3	COMEX Gold 100 Troy Ounces Future(c)	12/30/2025	1,161,960	12,540
3	COMEX Silver Future(c)	12/30/2025	699,600	17,875
1	Euro-BTP Italian Bond Future	12/09/2025	140,690	246
3	FTSE 100 Index Future	12/22/2025	379,564	3,581
2	HKG Hang Seng Index Future	10/31/2025	345,830	2,897
3	ICE US MSCI Emerging Markets EM Index Future	12/22/2025	203,955	3,210
8	Micro E-mini S&P 500 Future	12/22/2025	269,550	3,612
2	NYBOT CSC C Coffee Future(c)	12/19/2025	281,138	(13,687)
1	NYMEX Henry Hub Natural Gas Future(c)	10/30/2025	33,030	280
3	NYMEX NY Harbor ULSD Future(c)	11/03/2025	292,837	(7)
4	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future(c)	11/03/2025	322,946	(4,844)

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED CHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	SGX Nikkei 225 Stock Index Future	12/12/2025	$ 303,687	$ (1,150)
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 43,767

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
5	CBOT 2 Year US Treasury Note Future	01/01/2026	$ 1,041,992	$ 461
5	CBOT Corn Future(c)	12/15/2025	103,875	1,263
2	CBOT Soybean Future(c)	11/17/2025	100,175	2,363
2	CBOT Soybean Meal Future(c)	12/15/2025	54,660	1,090
2	CME Australian Dollar Currency Future	12/16/2025	132,440	(1,175)
2	CME British Pound Currency Future	12/16/2025	168,138	(644)
7	CME Canadian Dollar Currency Future	12/17/2025	504,700	2,420
1	CME Euro Foreign Exchange Currency Future	12/16/2025	147,400	(137)
13	CME Japanese Yen Currency Future	12/16/2025	1,107,275	(8,632)
6	Eurex 10 Year Euro BUND Future	12/09/2025	905,635	(1,006)
26	Eurex 2 Year Euro SCHATZ Future	12/09/2025	3,265,415	1,206
8	Eurex 5 Year Euro BOBL Future	12/09/2025	1,106,457	(719)
2	French Government Bond Futures	12/09/2025	284,926	378
6	Long Gilt Future	12/30/2025	733,024	(1,755)
1	NYBOT CTN Number 2 Cotton Future(c)	12/09/2025	32,885	110
5	SGX FTSE China A50 Futures Contract	10/31/2025	75,575	3
1	Ultra 10-Year US Treasury Note Future	12/22/2025	115,078	(437)
1	Ultra U.S. Treasury Bond Future	12/22/2025	120,063	(313)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ (5,524)

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the RRDEF Fund Ltd.